UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2013
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.9%
              AEROSPACE & DEFENSE -- 2.6%
      17,185  Astronics Corp. (a)                   $    854,266
      13,673  Ducommun, Inc. (a)                         392,142
      23,603  Engility Holdings, Inc. (a)                748,923
       6,743  National Presto Industries, Inc.           474,775
      70,505  Taser International, Inc. (a)            1,051,229
                                                    ------------
                                                       3,521,335
                                                    ------------
              AIR FREIGHT & LOGISTICS -- 1.0%
      70,342  Air Transport Services
                 Group, Inc. (a)                         526,862
      19,726  Echo Global Logistics, Inc. (a)            413,062
      11,936  Park-Ohio Holdings Corp. (a)               458,581
                                                    ------------
                                                       1,398,505
                                                    ------------
              AIRLINES -- 0.4%
      71,778  Hawaiian Holdings, Inc. (a)                534,028
                                                    ------------

              AUTO COMPONENTS -- 1.0%
      46,905  Gentherm, Inc. (a)                         894,947
      19,394  Remy International, Inc.                   392,535
                                                    ------------
                                                       1,287,482
                                                    ------------
              AUTOMOBILES -- 0.7%
      38,442  Winnebago Industries, Inc. (a)             997,954
                                                    ------------
              BEVERAGES -- 0.3%
       6,368  Coca-Cola Bottling Co. Consolidated        398,764
                                                    ------------
              BUILDING PRODUCTS -- 1.2%
      61,596  Griffon Corp.                              772,414
      13,549  Patrick Industries, Inc. (a)               407,148
      42,209  PGT, Inc. (a)                              418,291
                                                    ------------
                                                       1,597,853
                                                    ------------
              CAPITAL MARKETS -- 1.8%
      26,288  Calamos Asset Management, Inc.,
                 Class A                                 262,617
       3,591  Diamond Hill Investment
                 Group, Inc.                             384,057
      12,890  FBR & Co. (a)                              345,581
      38,238  FXCM, Inc., Class A                        755,201
      19,873  INTL FCStone, Inc. (a)                     406,403
      18,771  Manning & Napier, Inc.                     313,100
                                                    ------------
                                                       2,466,959
                                                    ------------
              CHEMICALS -- 2.4%
      10,053  American Pacific Corp. (a)                 550,502
      31,024  FutureFuel Corp.                           557,191
      12,989  Hawkins, Inc.                              490,205
      36,454  Landec Corp. (a)                           444,739
      64,826  Omnova Solutions, Inc. (a)                 554,262
      36,932  Zoltek Cos., Inc. (a)                      616,395
                                                    ------------
                                                       3,213,294
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMERCIAL BANKS -- 16.8%
      18,458  1st Source Corp.                      $    496,889
       6,803  Bank of Marin Bancorp                      282,665
      21,593  City Holding Co.                           933,681
      48,709  CoBiz Financial, Inc.                      470,529
      20,316  Community Trust Bancorp, Inc.              824,626
      30,872  Eagle Bancorp, Inc. (b)                    873,369
      19,944  Fidelity Southern Corp.                    305,941
      99,072  First Busey Corp.                          516,165
      21,543  First Community Bancshares, Inc.           352,228
      14,290  First Financial Corp.                      451,135
      33,088  First Financial Holdings, Inc.           1,825,134
      39,661  First Merchants Corp.                      687,325
      40,210  Flushing Financial Corp.                   741,875
      43,513  Hanmi Financial Corp.                      721,010
      20,285  Heartland Financial USA, Inc.              565,140
      22,747  Hudson Valley Holding Corp.                427,189
      44,778  Lakeland Bancorp, Inc.                     503,753
      22,648  Lakeland Financial Corp.                   739,457
      17,722  Metro Bancorp, Inc. (a)                    372,339
      18,788  Pacific Premier Bancorp, Inc. (a)          252,511
      54,347  Provident New York Bancorp                 591,839
      43,287  Renasant Corp.                           1,176,108
      16,595  Republic Bancorp, Inc., Class A            457,192
      18,804  S.Y. Bancorp, Inc.                         532,717
      34,388  Sandy Spring Bancorp, Inc.                 799,865
      22,362  Simmons First National Corp.,
                 Class A                                 695,235
      22,385  Southside Bancshares, Inc.                 600,366
      31,296  StellarOne Corp.                           704,160
      40,060  Sterling Bancorp                           550,024
      20,984  Taylor Capital Group, Inc. (a)             464,796
      15,921  Tompkins Financial Corp.                   735,869
      18,372  TriCo Bancshares                           418,514
      28,095  Union First Market Bankshares Corp.        656,580
      37,359  Virginia Commerce Bancorp, Inc. (a)        580,185
      19,384  Washington Trust Bancorp, Inc.             609,239
      84,712  Wilshire Bancorp, Inc.                     692,944
                                                    ------------
                                                      22,608,594
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 3.5%
      22,692  CECO Environmental Corp.                   319,503
      11,071  Consolidated Graphics, Inc. (a)            620,640
      36,095  Ennis, Inc.                                651,154
      44,039  Kimball International, Inc., Class B       488,393
      17,116  Multi-Color Corp.                          580,746
      37,637  Performant Financial Corp. (a)             410,996
      22,627  Standard Parking Corp. (a)                 608,440
      20,017  TMS International Corp., Class A           349,096
      23,981  US Ecology, Inc.                           722,548
                                                    ------------
                                                       4,751,516
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS EQUIPMENT -- 2.1%
      16,422  Anaren, Inc. (a)                      $    418,761
      22,110  Black Box Corp.                            677,450
      22,586  Comtech Telecommunications Corp.           549,292
      30,939  Globecomm Systems, Inc. (a)                434,074
      24,379  Oplink Communications, Inc. (a)            458,813
       7,812  TESSCO Technologies, Inc.                  263,264
                                                    ------------
                                                       2,801,654
                                                    ------------
              COMPUTERS & PERIPHERALS -- 0.3%
      26,893  Datalink Corp. (a)                         363,593
                                                    ------------
              CONSTRUCTION & ENGINEERING -- 1.5%
      51,424  Furmanite Corp. (a)                        509,097
      28,976  MYR Group, Inc. (a)                        704,117
      13,009  Northwest Pipe Co. (a)                     427,736
      34,841  Pike Electric Corp.                        394,400
                                                    ------------
                                                       2,035,350
                                                    ------------
              CONSTRUCTION MATERIALS -- 0.1%
       2,526  United States Lime &
                 Minerals, Inc. (a)                      148,024
                                                    ------------
              CONSUMER FINANCE -- 0.3%
      19,037  Consumer Portfolio Services,
                 Inc. (a)                                112,890
       9,878  Regional Management Corp. (a)              314,120
                                                    ------------
                                                         427,010
                                                    ------------
              CONTAINERS & PACKAGING -- 0.5%
      36,584  Myers Industries, Inc.                     735,704
                                                    ------------
              DISTRIBUTORS -- 0.3%
      26,792  VOXX International Corp. (a)               367,050
                                                    ------------
              DIVERSIFIED CONSUMER SERVICES --
                 2.2%
      24,306  American Public Education, Inc. (a)        918,767
      15,189  Capella Education Co. (a)                  859,090
      21,604  Carriage Services, Inc.                    419,117
      25,096  ITT Educational Services, Inc. (a)         777,976
                                                    ------------
                                                       2,974,950
                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES --
                 0.4%
      17,724  Gain Capital Holdings, Inc.                223,145
      13,145  Marlin Business Services Corp.             328,099
                                                    ------------
                                                         551,244
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 2.6%
      51,361  Consolidated Communications
                 Holdings, Inc.                          885,464
      42,577  General Communication, Inc.,
                 Class A (a)                             405,333
      41,654  Inteliquent, Inc.                          402,378
      20,599  Lumos Networks Corp.                       446,380
      60,296  Premiere Global Services, Inc. (a)         600,548

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES (CONTINUED)
     237,305  Vonage Holdings Corp. (a)             $    745,138
                                                    ------------
                                                       3,485,241
                                                    ------------
              ELECTRIC UTILITIES -- 0.4%
      17,699  Unitil Corp.                               518,050
                                                    ------------
              ELECTRICAL EQUIPMENT -- 1.0%
      12,466  Coleman Cable, Inc.                        263,157
      12,676  Powell Industries, Inc. (a)                776,912
       4,145  Preformed Line Products Co.                298,150
                                                    ------------
                                                       1,338,219
                                                    ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS &
                 COMPONENTS -- 3.2%
      12,979  Audience, Inc. (a)                         145,884
      19,784  Badger Meter, Inc.                         919,956
      23,787  Electro Rent Corp.                         431,496
      35,764  Fabrinet (a)                               602,266
      23,554  FARO Technologies, Inc. (a)                993,272
      28,678  Park Electrochemical Corp.                 821,625
      23,771  PC Connection, Inc.                        358,704
                                                    ------------
                                                       4,273,203
                                                    ------------
              ENERGY EQUIPMENT & SERVICES -- 3.2%
      11,087  Dawson Geophysical Co. (a)                 359,995
      25,840  Era Group, Inc. (a)                        702,331
      35,950  Matrix Service Co. (a)                     705,339
      17,598  Mitcham Industries, Inc. (a)               269,073
      17,057  Natural Gas Services Group, Inc. (a)       457,469
      17,896  PHI Inc. (a)                               674,858
      13,225  RigNet, Inc. (a)                           479,010
      43,007  Tesco Corp. (a)                            712,626
                                                    ------------
                                                       4,360,701
                                                    ------------
              FOOD & STAPLES RETAILING -- 2.0%
      25,160  Chefs' Warehouse (The), Inc. (a)           581,196
      14,728  Ingles Markets, Inc., Class A              423,136
      16,956  Nash Finch Co.                             447,808
      39,302  Roundy's, Inc.                             337,997
      30,149  Spartan Stores, Inc.                       665,087
       6,848  Village Super Market, Inc., Class A        260,361
                                                    ------------
                                                       2,715,585
                                                    ------------
              FOOD PRODUCTS -- 0.6%
      17,816  Calavo Growers, Inc.                       538,756
       9,771  Seneca Foods Corp., Class A (a)            294,009
                                                    ------------
                                                         832,765
                                                    ------------
              GAS UTILITIES -- 0.5%
      13,251  Chesapeake Utilities Corp.                 695,545
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 2.4%
      34,744  AngioDynamics, Inc. (a)                    458,621

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE EQUIPMENT & SUPPLIES
                 (CONTINUED)
      15,801  Anika Therapeutics, Inc. (a)          $    378,592
      26,717  Cynosure, Inc., Class A (a)                609,415
      55,714  Merit Medical Systems, Inc. (a)            675,811
      38,097  Natus Medical, Inc. (a)                    540,215
      16,870  PhotoMedex, Inc. (a)                       268,233
      21,034  Vascular Solutions, Inc. (a)               353,371
                                                    ------------
                                                       3,284,258
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 4.3%
       7,962  Addus HomeCare Corp. (a)                   230,659
      44,306  Amedisys, Inc. (a)                         762,949
      63,279  AMN Healthcare Services, Inc. (a)          870,719
      58,485  Five Star Quality Care, Inc. (a)           302,368
      40,618  Gentiva Health Services, Inc. (a)          489,041
      16,714  LHC Group, Inc. (a)                        392,111
      12,000  National Healthcare Corp.                  567,240
      40,989  PharMerica Corp. (a)                       543,924
      14,741  Providence Service Corp. (a)               422,919
      28,089  Skilled Healthcare Group,
                 Inc., Class A (a)                       122,468
      31,929  Triple-S Management Corp.,
                 Class B (a)                             587,174
      16,667  U.S. Physical Therapy, Inc.                518,010
                                                    ------------
                                                       5,809,582
                                                    ------------
              HEALTH CARE TECHNOLOGY -- 0.6%
      14,339  Computer Programs & Systems, Inc.          838,832
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 3.4%
       2,014  Biglari Holdings, Inc. (a)                 831,117
      24,564  Bravo Brio Restaurant
                 Group, Inc. (a)                         370,916
      21,622  Del Frisco's Restaurant
                 Group, Inc. (a)                         436,116
     127,302  Denny's Corp. (a)                          779,088
      10,533  Einstein Noah Restaurant
                 Group, Inc.                             182,432
       9,535  Ignite Restaurant Group, Inc. (a)          147,983
      24,970  Marcus (The) Corp.                         362,814
      13,298  Monarch Casino & Resort, Inc. (a)          252,396
       4,237  Nathan's Famous, Inc. (a)                  223,629
      49,097  Ruth's Hospitality Group, Inc.             582,291
      29,865  Town Sports International
                 Holdings, Inc.                          387,648
                                                    ------------
                                                       4,556,430
                                                    ------------
              HOUSEHOLD DURABLES -- 1.1%
      29,237  Libbey, Inc. (a)                           695,256
      21,040  Universal Electronics, Inc. (a)            758,071
                                                    ------------
                                                       1,453,327
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              HOUSEHOLD PRODUCTS -- 0.2%
       8,427  Orchids Paper Products Co.            $    233,175
                                                    ------------
              INSURANCE -- 2.6%
      12,056  American Safety Insurance
                 Holdings Ltd. (a)                       364,091
      25,404  AMERISAFE, Inc.                            902,096
      13,848  HCI Group Inc.                             565,552
      63,875  Meadowbrook Insurance Group, Inc.          415,188
      29,642  United Fire Group, Inc.                    903,192
      44,814  Universal Insurance Holdings, Inc.         315,939
                                                    ------------
                                                       3,466,058
                                                    ------------
              INTERNET & CATALOG RETAIL -- 0.5%
      32,520  1-800-FLOWERS.COM, Inc.,
                 Class A (a)                             160,324
      27,686  PetMed Express, Inc.                       451,005
                                                    ------------
                                                         611,329
                                                    ------------
              INTERNET SOFTWARE & SERVICES -- 1.2%
      45,544  Perficient, Inc. (a)                       836,188
      10,575  Travelzoo, Inc. (a)                        280,661
      34,019  XO Group, Inc. (a)                         439,525
                                                    ------------
                                                       1,556,374
                                                    ------------
              IT SERVICES -- 1.7%
      19,699  Computer Task Group, Inc.                  318,336
      91,167  Global Cash Access
                 Holdings, Inc. (a)                      712,014
      44,644  Higher One Holdings, Inc. (a)              342,420
      32,120  Virtusa Corp. (a)                          933,407
                                                    ------------
                                                       2,306,177
                                                    ------------
              LEISURE EQUIPMENT & PRODUCTS -- 0.2%
      39,414  Nautilus, Inc. (a)                         284,569
                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES --
                 0.7%
      25,654  Albany Molecular Research, Inc. (a)        330,680
      41,546  Cambrex Corp. (a)                          548,407
                                                    ------------
                                                         879,087
                                                    ------------
              MACHINERY -- 5.7%
      10,168  Alamo Group, Inc.                          497,317
      37,181  Altra Holdings, Inc.                     1,000,541
      24,810  Columbus McKinnon Corp. (a)                596,184
      17,989  Dynamic Materials Corp.                    416,985
      86,182  Federal Signal Corp. (a)                 1,109,162
      13,815  Graham Corp.                               499,136
      32,232  Greenbrier (The) Cos., Inc. (a)            797,097
      37,473  John Bean Technologies Corp.               932,328
      15,428  Kadant, Inc.                               518,227
      13,361  L.B. Foster Co., Class A                   611,132
      23,061  Lydall, Inc. (a)                           395,958

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      23,780  NN, Inc.                              $    370,017
                                                    ------------
                                                       7,744,084
                                                    ------------

              MEDIA -- 1.5%
      89,522  Entravision Communications Corp.,
                 Class A                                 528,180
      64,300  Gray Television, Inc. (a)                  504,755
      60,264  Harte-Hanks, Inc.                          532,131
      54,693  Journal Communications, Inc.,
                 Class A (a)                             467,625
                                                    ------------
                                                       2,032,691
                                                    ------------
              METALS & MINING -- 1.2%
      16,980  Haynes International, Inc.                 769,703
      28,341  Materion Corp.                             908,613
                                                    ------------
                                                       1,678,316
                                                    ------------
              MULTILINE RETAIL -- 0.6%
      47,034  Fred's, Inc., Class A                      736,082
      12,297  Gordmans Stores, Inc.                      138,341
                                                    ------------
                                                         874,423
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 0.3%
       2,904  Adams Resources & Energy, Inc.             161,201
      95,444  Warren Resources, Inc. (a)                 279,651
                                                    ------------
                                                         440,852
                                                    ------------
              PAPER & FOREST PRODUCTS -- 0.6%
      22,104  Neenah Paper, Inc.                         868,908
                                                    ------------
              PERSONAL PRODUCTS -- 0.6%
     156,297  Lifevantage Corp. (a)                      371,987
      17,559  Medifast, Inc. (a)                         472,161
                                                    ------------
                                                         844,148
                                                    ------------
              PHARMACEUTICALS -- 0.6%
      11,456  Cornerstone Therapeutics, Inc. (a)         107,801
      15,186  Hi-Tech Pharmacal Co., Inc.                655,276
                                                    ------------
                                                         763,077
                                                    ------------
              PROFESSIONAL SERVICES -- 3.9%
      54,985  CBIZ, Inc. (a)                             409,089
      18,911  Franklin Covey Co. (a)                     339,453
      26,306  GP Strategies Corp. (a)                    689,743
      27,218  ICF International, Inc. (a)                963,790
      40,915  Kforce, Inc.                               723,786
      68,781  Navigant Consulting, Inc. (a)            1,063,354
      54,907  Resources Connection, Inc.                 745,088
       5,654  VSE Corp.                                  265,455
                                                    ------------
                                                       5,199,758
                                                    ------------
              ROAD & RAIL -- 0.8%
      30,584  Celadon Group, Inc.                        571,003

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              ROAD & RAIL (CONTINUED)
      32,476  Marten Transport Ltd.                 $    556,964
                                                    ------------
                                                       1,127,967
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 1.1%
      63,699  Micrel, Inc.                               580,298
      83,939  Photronics, Inc. (a)                       657,242
      39,169  Ultra Clean Holdings, Inc. (a)             270,658
                                                    ------------
                                                       1,508,198
                                                    ------------
              SOFTWARE -- 0.6%
      43,539  EPIQ Systems, Inc.                         575,586
       5,419  ePlus Inc.                                 280,054
                                                    ------------
                                                         855,640
                                                    ------------
              SPECIALTY RETAIL -- 2.9%
      11,174  America's Car-Mart, Inc. (a)               504,059
      24,454  Big 5 Sporting Goods Corp.                 393,220
      21,325  Body Central Corp. (a)                     130,083
      16,798  Destination Maternity Corp.                534,177
      55,539  Destination XL Group, Inc. (a)             359,337
      20,615  hhgregg, Inc. (a)                          369,215
      20,660  Kirkland's, Inc. (a)                       380,970
      19,728  Shoe Carnival, Inc.                        532,853
      38,411  Stein Mart, Inc.                           526,999
      13,738  Tilly's, Inc., Class A (a)                 199,338
                                                    ------------
                                                       3,930,251
                                                    ------------
              TEXTILES, APPAREL & LUXURY GOODS --
                 0.8%
      11,292  Culp, Inc.                                 211,273
      17,126  Perry Ellis International, Inc.            322,654
      20,717  Unifi, Inc. (a)                            483,949
                                                    ------------
                                                       1,017,876
                                                    ------------
              THRIFTS & MORTGAGE FINANCE -- 3.9%
      34,769  Berkshire Hills Bancorp, Inc.              873,049
      96,167  Brookline Bancorp, Inc.                    904,931
      40,160  Dime Community Bancshares, Inc.            668,664
      13,461  First Defiance Financial Corp.             314,853
      33,982  Rockville Financial, Inc.                  441,766
      12,846  Territorial Bancorp, Inc.                  282,227
     129,877  TrustCo Bank Corp.                         774,067
      24,554  United Financial Bancorp, Inc.             397,038
      11,016  WSFS Financial Corp.                       663,714
                                                    ------------
                                                       5,320,309
                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS --
                 0.7%
      35,451  Aceto Corp.                                553,745
      24,698  Houston Wire & Cable Co.                   332,682
                                                    ------------
                                                         886,427
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              WATER UTILITIES -- 1.1%
      15,120  Connecticut Water Service, Inc.       $    486,259
      21,819  Middlesex Water Co.                        466,708
      18,021  SJW Corp.                                  504,949
                                                    ------------
                                                       1,457,916
                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES
                 -- 1.2%
      20,993  NTELOS Holdings Corp.                      394,669
      31,072  Shenandoah Telecommunications Co.          748,835
      29,802  USA Mobility, Inc.                         421,996
                                                    ------------
                                                       1,565,500
                                                    ------------

              TOTAL INVESTMENTS -- 99.9%             134,795,711
              (Cost $119,044,792) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                        78,825
                                                    ------------
              NET ASSETS -- 100.0%                  $134,874,536
                                                    ============


(a)   Non-income producing security.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,065,352 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,314,433.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $134,795,711     $    --       $    --
                      =======================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.7%
              AEROSPACE & DEFENSE -- 2.8%
      91,868  Lockheed Martin Corp.                 $ 11,717,764
      87,489  Raytheon Co.                             6,742,777
                                                    ------------
                                                      18,460,541
                                                    ------------
              CAPITAL MARKETS -- 0.2%
      31,917  Federated Investors, Inc., Class B         866,866
       9,056  Greenhill & Co., Inc.                      451,713
                                                    ------------
                                                       1,318,579
                                                    ------------
              CHEMICALS -- 2.5%
     271,181  E.I. du Pont de Nemours & Co.           15,880,359
                                                    ------------

              COMMERCIAL BANKS -- 0.6%
      14,718  Bank of Hawaii Corp.                       801,395
      12,307  Community Bank System, Inc.                419,915
      24,207  Hancock Holding Co.                        759,616
       5,819  Park National Corp.                        460,167
       7,836  Sterling Financial Corp.                   224,501
      23,312  Trustmark Corp.                            596,787
      18,654  United Bankshares, Inc.                    540,593
       8,057  Westamerica Bancorporation                 400,755
                                                    ------------
                                                       4,203,729
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 1.2%
     108,847  R.R. Donnelley & Sons Co.                1,719,783
     149,029  Waste Management, Inc.                   6,145,956
                                                    ------------
                                                       7,865,739
                                                    ------------
              COMPUTERS & PERIPHERALS -- 0.9%
      23,662  Diebold, Inc.                              694,716
     114,861  Seagate Technology PLC                   5,024,020
                                                    ------------
                                                       5,718,736
                                                    ------------
              CONTAINERS & PACKAGING -- 0.3%
       9,616  Greif, Inc., Class A                       471,472
      31,055  Sonoco Products Co.                      1,209,282
                                                    ------------
                                                       1,680,754
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 20.2%
   1,874,313  AT&T, Inc.                              63,389,266
     386,085  CenturyLink, Inc.                       12,115,347
   1,182,872  Verizon Communications, Inc.            55,192,807
                                                    ------------
                                                     130,697,420
                                                    ------------
              ELECTRIC UTILITIES -- 16.1%
      13,992  ALLETE, Inc.                               675,814
     215,957  American Electric Power Co., Inc.        9,361,736
     322,064  Duke Energy Corp.                       21,507,434
      90,249  Entergy Corp.                            5,702,834
     236,949  FirstEnergy Corp.                        8,636,791
      47,125  Hawaiian Electric Industries, Inc.       1,182,838
     134,389  NextEra Energy, Inc.                    10,772,622

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              ELECTRIC UTILITIES (CONTINUED)
     109,630  Northeast Utilities                   $  4,522,238
      72,422  NV Energy, Inc.                          1,709,883
      15,209  Otter Tail Corp.                           419,768
     141,184  Pepco Holdings, Inc.                     2,606,257
      42,615  Pinnacle West Capital Corp.              2,332,745
      28,610  Portland General Electric Co.              807,660
     276,370  PPL Corp.                                8,396,121
     411,936  Southern (The) Co.                      16,963,525
      22,913  UIL Holdings Corp.                         851,905
      15,313  UNS Energy Corp.                           713,892
      54,500  Westar Energy, Inc.                      1,670,425
     192,025  Xcel Energy, Inc.                        5,301,810
                                                    ------------
                                                     104,136,298
                                                    ------------
              FOOD & STAPLES RETAILING -- 0.9%
     193,524  Sysco Corp.                              6,159,869
                                                    ------------
              FOOD PRODUCTS -- 0.1%
      16,816  B&G Foods, Inc.                            580,993
                                                    ------------
              GAS UTILITIES -- 1.1%
      48,162  AGL Resources, Inc.                      2,216,897
      29,752  Atmos Energy Corp.                       1,267,138
      11,328  Laclede Group (The), Inc.                  509,760
      14,942  New Jersey Resources Corp.                 658,195
      11,518  Northwest Natural Gas Co.                  483,526
      27,345  Piedmont Natural Gas Co., Inc.             899,103
      20,322  WGL Holdings, Inc.                         867,953
                                                    ------------
                                                       6,902,572
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 0.5%
      56,294  Darden Restaurants, Inc.                 2,605,849
       7,022  DineEquity, Inc.                           484,518
                                                    ------------
                                                       3,090,367
                                                    ------------
              HOUSEHOLD DURABLES -- 0.5%
      44,195  Garmin Ltd.                              1,997,172
      51,426  Leggett & Platt, Inc.                    1,550,494
                                                    ------------
                                                       3,547,666
                                                    ------------
              HOUSEHOLD PRODUCTS -- 1.8%
     124,846  Kimberly-Clark Corp.                    11,762,990
                                                    ------------
              INSURANCE -- 1.0%
      49,134  Cincinnati Financial Corp.               2,317,159
      18,502  Mercury General Corp.                      893,832
     116,235  Old Republic International Corp.         1,790,019
      12,724  OneBeacon Insurance Group Ltd.,
                 Class A                                 187,806
      17,789  Tower Group International, Ltd.            124,523
      31,072  Validus Holdings Ltd.                    1,149,043
                                                    ------------
                                                       6,462,382
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (FDL)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              IT SERVICES -- 0.7%
     106,969  Paychex, Inc.                         $  4,347,220
                                                    ------------
              LEISURE EQUIPMENT & PRODUCTS -- 0.3%
      37,659  Hasbro, Inc.                             1,775,245
                                                    ------------
              MACHINERY -- 0.1%
      25,081  Harsco Corp.                               624,517
                                                    ------------
              MEDIA -- 0.1%
      12,660  Meredith Corp.                             602,869
                                                    ------------
              METALS & MINING -- 3.0%
      38,935  Cliffs Natural Resources, Inc.             798,167
     372,020  Freeport-McMoRan Copper & Gold, Inc.    12,306,422
     234,322  Newmont Mining Corp.                     6,584,448
                                                    ------------
                                                      19,689,037
                                                    ------------
              MULTI-UTILITIES -- 9.8%
      40,751  Alliant Energy Corp.                     2,019,212
      26,831  Avista Corp.                               708,338
      13,395  Black Hills Corp.                          667,875
     147,791  CenterPoint Energy, Inc.                 3,542,550
      99,411  CMS Energy Corp.                         2,616,498
     125,335  Consolidated Edison, Inc.                6,910,972
     206,618  Dominion Resources, Inc.                12,909,493
      65,930  DTE Energy Co.                           4,350,061
      37,967  Integrys Energy Group, Inc.              2,121,976
     100,143  NiSource, Inc.                           3,093,417
      13,163  NorthWestern Corp.                         591,282
     187,622  PG&E Corp.                               7,677,492
     217,522  Public Service Enterprise
                  Group, Inc.                          7,163,000
      58,847  SCANA Corp.                              2,709,316
     104,867  TECO Energy, Inc.                        1,734,500
      34,046  Vectren Corp.                            1,135,434
      83,934  Wisconsin Energy Corp.                   3,389,255
                                                    ------------
                                                      63,340,671
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 15.4%
     485,442  Chevron Corp.                           58,981,203
     466,239  ConocoPhillips                          32,408,273
     234,887  Spectra Energy Corp.                     8,040,182
                                                    ------------
                                                      99,429,658
                                                    ------------
              PHARMACEUTICALS -- 10.3%
     348,988  Eli Lilly & Co.                         17,564,566
   1,031,460  Merck & Co., Inc.                       49,107,811
                                                    ------------
                                                      66,672,377
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 7.5%
   1,877,038  Intel Corp.                             43,021,711
      98,146  Maxim Integrated Products, Inc.          2,924,751

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
      67,191  Microchip Technology, Inc.            $  2,707,125
                                                    ------------
                                                      48,653,587
                                                    ------------
              SOFTWARE -- 0.5%
     103,300  CA, Inc.                                 3,064,911
                                                    ------------
              THRIFTS & MORTGAGE FINANCE -- 1.0%
     277,812  New York Community
                  Bancorp, Inc.                        4,197,739
     144,625  People's United Financial, Inc.          2,079,708
      17,578  Provident Financial Services, Inc.         284,939
                                                    ------------
                                                       6,562,386
                                                    ------------
              TOBACCO -- 0.1%
       8,528  Universal Corp.                            434,331
                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS --
                 0.2%
      19,311  TAL International Group, Inc.              902,403
       7,944  Textainer Group Holdings Ltd.              300,839
                                                    ------------
                                                       1,203,242
                                                    ------------

              TOTAL INVESTMENTS -- 99.7%             644,869,045
              (Cost $620,349,110) (a)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                     2,028,023
                                                    ------------
              NET ASSETS -- 100.0%                  $646,897,068
                                                    ============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,016,608 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,496,673.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (FDL)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $644,869,045     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.9%
              AEROSPACE & DEFENSE -- 0.8%
      36,925  Exelis, Inc.                          $    580,092
       9,761  Huntington Ingalls Industries, Inc.        657,891
                                                    ------------
                                                       1,237,983
                                                    ------------
              AIRLINES -- 0.3%
      14,243  Spirit Airlines, Inc. (a)                  488,108
                                                    ------------
              AUTO COMPONENTS -- 2.8%
      36,564  Allison Transmission Holdings, Inc.        915,928
      60,830  Delphi Automotive PLC                    3,553,689
                                                    ------------
                                                       4,469,617
                                                    ------------
              AUTOMOBILES -- 9.7%
     307,090  General Motors Co. (a)                  11,046,027
      23,814  Tesla Motors, Inc. (a) (b)               4,606,104
                                                    ------------
                                                      15,652,131
                                                    ------------
              BIOTECHNOLOGY -- 0.5%
       5,682  Aegerion Pharmaceuticals, Inc. (a)         487,004
       5,917  Clovis Oncology, Inc. (a)                  359,635
                                                    ------------
                                                         846,639
                                                    ------------
              BUILDING PRODUCTS -- 0.8%
      31,884  Fortune Brands Home & Security, Inc.     1,327,331
                                                    ------------
              CAPITAL MARKETS -- 1.5%
      27,811  Apollo Global Management LLC,
                 Class A (c)                             785,939
       9,042  Carlyle Group L.P. (The) (c)               232,560
       9,743  Financial Engines, Inc.                    579,124
      20,594  LPL Financial Holdings, Inc.               788,956
                                                    ------------
                                                       2,386,579
                                                    ------------
              COMMERCIAL BANKS -- 1.1%
      19,748  BankUnited, Inc.                           615,940
      25,848  First Republic Bank                      1,205,292
                                                    ------------
                                                       1,821,232
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 0.7%
      27,069  KAR Auction Services, Inc.                 763,616
      16,387  West Corp.                                 363,300
                                                    ------------
                                                       1,126,916
                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 0.4%
      13,950  Palo Alto Networks, Inc. (a)               639,189
                                                    ------------
              CONTAINERS & PACKAGING -- 0.3%
      22,611  Berry Plastics Group, Inc. (a)             451,542
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              DIVERSIFIED CONSUMER SERVICES --
                 0.3%
      12,715  Bright Horizons Family Solutions,
                 Inc. (a)                           $    455,578
                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES --
                 1.4%
      17,195  CBOE Holdings, Inc.                        777,730
      51,139  ING US, Inc.                             1,493,770
                                                    ------------
                                                       2,271,500
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.3%
      20,671  Intelsat S.A. (a)                          496,104
                                                    ------------
              ELECTRICAL EQUIPMENT -- 0.8%
      21,764  Babcock & Wilcox (The) Co.                 733,882
      13,419  Generac Holdings, Inc.                     572,186
                                                    ------------
                                                       1,306,068
                                                    ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS &
                 COMPONENTS -- 0.5%
      33,719  CDW Corp. (a)                              769,805
                                                    ------------
              ENERGY EQUIPMENT & SERVICES -- 1.1%
      32,551  Forum Energy Technologies,
                 Inc. (a)                                879,202
      30,106  Frank's International N.V. (a)             901,073
                                                    ------------
                                                       1,780,275
                                                    ------------
              FOOD & STAPLES RETAILING -- 0.3%
       9,454  Fresh Market (The), Inc. (a)               447,269
                                                    ------------
              FOOD PRODUCTS -- 4.2%
     116,786  Kraft Foods Group, Inc.                  6,124,258
      22,975  Pinnacle Foods, Inc.                       608,148
                                                    ------------
                                                       6,732,406
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 1.2%
      42,039  CareFusion Corp. (a)                     1,551,239
      18,013  Globus Medical, Inc., Class A (a)          314,507
                                                    ------------
                                                       1,865,746
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 2.7%
      87,693  HCA Holdings, Inc.                       3,748,876
      13,650  Team Health Holdings, Inc. (a)             517,881
                                                    ------------
                                                       4,266,757
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 4.2%
      24,352  Bloomin' Brands, Inc. (a)                  574,951
      68,855  Burger King Worldwide, Inc.              1,344,050
      24,768  Caesars Entertainment Corp. (a)            488,177

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
      20,854  Dunkin' Brands Group, Inc.               $ 943,852
      31,660  Hyatt Hotels Corp., Class A (a)          1,360,114
       6,938  Marriott Vacations Worldwide
                 Corp. (a)                               305,272
      40,007  Norwegian Cruise Line Holdings
                 Ltd. (a)                              1,234,216
      18,299  Seaworld Entertainment, Inc.               542,199
                                                    ------------
                                                       6,792,831
                                                    ------------
              INSURANCE -- 0.8%
      20,971  First American Financial Corp.             510,644
      10,721  Primerica, Inc.                            432,485
      23,098  Symetra Financial Corp.                    411,606
                                                    ------------
                                                       1,354,735
                                                    ------------
              INTERNET & CATALOG RETAIL -- 2.4%
     130,039  Groupon, Inc. (a)                        1,457,737
      16,717  HomeAway, Inc. (a)                         468,076
      25,527  TripAdvisor, Inc. (a)                    1,935,968
                                                    ------------
                                                       3,861,781
                                                    ------------
              INTERNET SOFTWARE & SERVICES --
                 12.7%
      15,055  AOL, Inc.                                  520,602
      10,080  Cornerstone OnDemand, Inc. (a)             518,515
     354,387  Facebook, Inc., Class A (a)             17,804,403
      34,598  Pandora Media, Inc. (a)                    869,448
       7,426  Zillow, Inc., Class A (a)                  626,531
                                                    ------------
                                                      20,339,499
                                                    ------------
              IT SERVICES -- 2.1%
      27,076  Booz Allen Hamilton Holding Corp.          523,108
      16,049  FleetCor Technologies, Inc. (a)          1,767,958
      38,245  Vantiv, Inc., Class A (a)                1,068,565
                                                    ------------
                                                       3,359,631
                                                    ------------
              LIFE SCIENCES TOOL & SERVICES --
                 0.7%
      25,281  Quintiles Transnational Holdings,
                 Inc.                                  1,134,611
                                                    ------------
              MACHINERY -- 0.9%
      19,101  Rexnord Corp. (a)                          397,301
      36,335  Xylem, Inc.                              1,014,836
                                                    ------------
                                                       1,412,137
                                                    ------------
              MEDIA -- 1.3%
      11,922  AMC Networks, Inc., Class A (a)            816,419
      12,406  Madison Square Garden (The) Co.,
                 Class A                                 720,416
      20,995  Starz, Class A (a)                         590,589
                                                    ------------
                                                       2,127,424
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              MULTILINE RETAIL -- 2.2%
      63,460  Dollar General Corp. (a)              $  3,582,952
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 15.5%
      80,642  Cobalt International Energy, Inc.        2,004,760
     203,124  Kinder Morgan, Inc.                      7,225,121
      76,056  Kosmos Energy Ltd. (a)                     781,856
      25,366  Laredo Petroleum Holdings,
              Inc. (a)                                   752,863

      61,392  Marathon Petroleum Corp.                 3,948,733
      18,342  Oasis Petroleum, Inc. (a)                  901,142
     119,820  Phillips 66                              6,927,992
      35,159  QEP Resources, Inc.                        973,553
       8,299  Targa Resources Corp.                      605,495
      39,333  WPX Energy, Inc. (a)                       757,554
                                                    ------------
                                                      24,879,069
                                                    ------------
              PERSONAL PRODUCTS -- 0.8%
      75,069  Coty, Inc., Class A (a)                  1,216,869
                                                    ------------
              PHARMACEUTICALS -- 10.9%
     310,897  AbbVie, Inc.                            13,906,423
      11,314  Mallinckrodt PLC (a)                       498,834
      98,048  Zoetis, Inc.                             3,051,254
                                                    ------------
                                                      17,456,511
                                                    ------------
              PROFESSIONAL SERVICES -- 3.0%
      73,951  Nielsen Holdings N.V.                    2,695,514
      32,927  Verisk Analytics, Inc., Class A (a)      2,138,938
                                                    ------------
                                                       4,834,452
                                                    ------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT
                 -- 1.3%
       7,758  Howard Hughes (The) Corp. (a)              871,766
      28,634  Realogy Holdings Corp. (a)               1,231,835
                                                    ------------
                                                       2,103,601
                                                    ------------
              ROAD & RAIL -- 0.2%
      17,188  Swift Transportation Co. (a)               347,026
                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 1.7%
      50,461   Freescale Semiconductor Ltd. (a)          840,176
      49,368   NXP Semiconductors N.V. (a)             1,836,983
                                                    ------------
                                                       2,677,159
                                                    ------------
               SOFTWARE -- 2.7%
      11,255   Guidewire Software, Inc. (a)              530,223
      17,230   QLIK Technologies, Inc. (a)               589,955
      26,826   ServiceNow, Inc. (a)                    1,393,611
      20,357   Splunk, Inc. (a)                        1,222,234
      15,983   SS&C Technologies Holdings,
                 Inc. (a)                                608,953
                                                    ------------
                                                       4,344,976
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              SPECIALTY RETAIL -- 1.5%
      16,749  Express, Inc. (a)                     $    395,109
      10,770  Five Below, Inc. (a)                       471,187
      19,279  GNC Holdings, Inc., Class A              1,053,212
       7,631  Restoration Hardware Holdings,
                 Inc. (a)                                483,424
                                                    ------------
                                                       2,402,932
                                                    ------------
              TEXTILES, APPAREL & LUXURY GOODS --
                 1.8%
      39,815  Michael Kors Holdings Ltd. (a)           2,967,014
                                                    ------------
              THRIFTS & MORTGAGE FINANCE -- 0.8%
      24,027  EverBank Financial Corp.                   359,925
      17,761  Nationstar Mortgage Holdings,
                 Inc. (a) (b)                            998,701
                                                    ------------
                                                       1,358,626
                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS --
                 0.7%
      19,594  Air Lease Corp.                            541,970
      19,946  MRC Global, Inc. (a)                       534,553
                                                    ------------
                                                       1,076,523
                                                    ------------
              TOTAL COMMON STOCKS -- 99.9%           160,469,134
              (Cost $136,550,557)                   ------------

              COLLATERAL FOR SECURITIES ON  LOAN
                 -- 2.6%
              MONEY MARKET FUNDS -- 0.6%
     907,148  Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class - 0.001% (d)          907,148
              (Cost $907,148)
 PRINCIPAL
   VALUE
------------

              REPURCHASE AGREEMENTS -- 2.0%
$  3,306,133  JPMorgan Chase & Co., 0.005% (d),
               dated 9/30/13, due 10/01/13,
               with a maturity value of
               $3,306,134. Collateralized by
               U.S. Treasury Note, interest rate
               of 0.625%, due 11/30/17. The
               value of the collateral including
               accrued interest is $3,377,171.         3,306,133
              (Cost $3,306,133)                     ------------

              TOTAL COLLATERAL FOR SECURITIES ON
                 LOAN -- 2.6%                          4,213,281
              (Cost $4,213,281)                     ------------


              DESCRIPTION                               VALUE
----------------------------------------------------------------
              TOTAL INVESTMENTS -- 102.5%           $164,682,415
              (Cost $140,763,838) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (2.5)%                (4,073,646)
                                                    ------------
              NET ASSETS -- 100.0%                  $160,608,769
                                                    ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $4,128,529 and the total market value of the collateral held by the Fund is $4,213,281.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of September 30, 2013.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,608,664 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $690,087.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $160,469,134    $       --     $    --
Money Market Funds         907,148            --          --
Repurchase Agreements           --    $3,306,133          --
                      ---------------------------------------
Total Investments     $161,376,282    $3,306,133     $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 97.6%
              BIOTECHNOLOGY -- 80.1%
     343,360  Alexion Pharmaceuticals, Inc. (a)     $ 39,884,698
     354,781  Amgen, Inc.                             39,714,185
     165,056  Biogen Idec, Inc. (a)                   39,738,883
     621,576  BioMarin Pharmaceutical, Inc. (a)       44,890,219
     258,365  Celgene Corp. (a)                       39,770,124
   1,143,034  Cepheid, Inc. (a) (b)                   44,624,047
   8,807,573  Dendreon Corp. (a) (b)                  25,806,189
   2,781,575  Exact Sciences Corp. (a)                32,850,401
     631,571  Gilead Sciences, Inc. (a)               39,687,922
   2,129,920  ImmunoGen, Inc. (a) (b)                 36,251,238
   1,741,793  Incyte Corp. (a)                        66,449,403
   3,146,846  InterMune, Inc. (a)                     48,367,023
   1,298,190  Myriad Genetics, Inc. (a) (b)           30,507,465
     127,560  Regeneron Pharmaceuticals, Inc. (a)     39,909,697
     574,910  United Therapeutics Corp. (a)           45,331,654
     454,515  Vertex Pharmaceuticals, Inc. (a)        34,461,327
                                                    ------------
                                                     648,244,475
                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES --
                 13.5%
     541,696  Illumina, Inc. (a) (b)                  43,785,288
   1,947,265  QIAGEN N.V. (a) (b)                     41,671,471
   8,769,201  Sequenom, Inc. (a) (b)                  23,413,766
                                                    ------------
                                                     108,870,525
                                                    ------------
              PHARMACEUTICALS -- 4.0%
   3,125,060  Nektar Therapeutics (a)                 32,656,877
                                                    ------------
              TOTAL COMMON STOCKS -- 97.6%           789,771,877
              (Cost $678,466,795)                   ------------

              COLLATERAL FOR SECURITIES ON LOAN --
                 8.3%
              MONEY MARKET FUNDS -- 1.8%
  14,496,076  Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class - 0.001% (c)       14,496,076
              (Cost $14,496,076)

 PRINCIPAL
   VALUE      DESCRIPTION                               VALUE
----------------------------------------------------------------
              REPURCHASE AGREEMENTS -- 6.5%
$ 52,831,464  JPMorgan Chase & Co., 0.005% (c),
               dated 9/30/13, due 10/01/13, with
               a maturity value of $52,831,472.
               Collateralized by U.S. Treasury
               Note, interest rate of 0.625%, due
               11/30/17. The value of the
               collateral including accrued
               interest is $53,966,637.             $ 52,831,464
              (Cost $52,831,464)                    ------------

              TOTAL COLLATERAL FOR SECURITIES ON
                 LOAN -- 8.3%                         67,327,540
              (Cost $67,327,540)                    ------------

              TOTAL INVESTMENTS -- 105.9%            857,099,417
              (Cost $745,794,335) (d)
              NET OTHER ASSETS AND
                 LIABILITIES -- (5.9)%               (47,856,050)
                                                    ------------
              NET ASSETS -- 100.0%                  $809,243,367
                                                    ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C- Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $65,500,458 and the total value of the collateral held by the Fund is $67,327,540.

(c)   Interest rate shown reflects yield as of September 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $151,440,616 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,135,534.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $789,771,877   $        --     $    --
Money Market Funds      14,496,076            --          --
Repurchase Agreements           --    52,831,464          --
                      ---------------------------------------
Total Investments     $804,267,953   $52,831,464     $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (FDN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              CAPITAL MARKETS -- 4.1%
   1,903,234  E*TRADE Financial Corp. (a)           $ 31,403,361
   1,333,453  TD Ameritrade Holding Corp.             34,909,800
                                                    ------------
                                                      66,313,161
                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 4.7%
   2,148,222  Juniper Networks, Inc. (a)              42,663,689
     592,673  NETGEAR, Inc. (a)                       18,289,889
   4,556,730  Sonus Networks, Inc. (a)                15,401,747
                                                    ------------
                                                      76,355,325
                                                    ------------
              HEALTH CARE TECHNOLOGY -- 1.5%
   1,587,344  Allscripts Healthcare Solutions,
                 Inc. (a)                             23,603,805
                                                    ------------
              INTERNET & CATALOG RETAIL -- 23.2%
     395,054  Amazon.com, Inc. (a)                   123,509,683
     660,554  Expedia, Inc.                           34,210,092
   2,654,901  Groupon, Inc. (a)                       29,761,440
     182,790  Netflix, Inc. (a)                       56,520,496
      86,769  priceline.com, Inc. (a)                 87,719,120
     552,284  TripAdvisor, Inc. (a)                   41,885,219
                                                    ------------
                                                     373,606,050
                                                    ------------
              INTERNET SOFTWARE & SERVICES --
                 53.7%
     843,059  Akamai Technologies, Inc. (a)           43,586,150
     443,574  Cornerstone OnDemand, Inc. (a)          22,817,447
     519,135  Dealertrack Technologies,
                 Inc. (a)                             22,239,743
     700,226  Digital River, Inc. (a)                 12,513,039
   2,441,963  EarthLink, Inc.                         12,087,717
   1,726,911  eBay, Inc. (a)                          96,344,365
     234,858  Equinix, Inc. (a)                       43,131,672
   2,223,181  Facebook, Inc., Class A (a)            111,692,613
     177,219  Google, Inc., Class A (a)              155,227,894
     561,200  IAC/InterActiveCorp                     30,680,804
     449,906  j2 Global, Inc.                         22,279,345
     244,459  LinkedIn Corp., Class A (a)             60,151,582
   1,247,061  LivePerson, Inc. (a)                    11,772,256
   2,623,869  Monster Worldwide, Inc. (a)             11,597,501
     276,476  OpenTable, Inc. (a)                     19,347,790
     684,206  Rackspace Hosting, Inc. (a)             36,098,709
   1,792,042  United Online, Inc.                     14,300,495
     885,097  ValueClick, Inc. (a)                    18,454,272
     748,780  Verisign, Inc. (a)                      38,105,414
     820,123  Vocus, Inc. (a)                          7,635,345
   2,315,666  Yahoo!, Inc. (a)                        76,787,485
                                                    ------------
                                                     866,851,638
                                                    ------------
              IT SERVICES -- 1.3%
   1,303,949  Sapient Corp. (a)                       20,302,486
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              SOFTWARE -- 11.5%
     308,108  Concur Technologies, Inc. (a)       $   34,045,934
     960,025  Ebix, Inc.                               9,542,648
     252,415  NetSuite, Inc. (a)                      27,245,675
   1,347,365  Salesforce.com, Inc. (a)                69,941,717
   1,172,312  TIBCO Software, Inc. (a)                29,999,464
     746,064  Virnetx Holding Corp. (a)               15,219,706
                                                  --------------
                                                     185,995,144
                                                  --------------
                                                   1,613,027,609
              TOTAL COMMON STOCKS --100.0%
              (Cost $1,262,290,992)

              MONEY MARKET FUNDS -- 0.1%
   1,477,417  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional Class -
               0.03% (b)                               1,477,417
              (Cost $1,477,417)                   --------------

              TOTAL INVESTMENTS -- 100.1%          1,614,505,026
              (Cost $1,263,768,409) (c)
              NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                 (1,177,442)
                                                  --------------
              NET ASSETS -- 100.0%                $1,613,327,584
                                                  ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of September 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $382,085,322 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,348,705.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (FDN)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*       $1,613,027,609    $    --       $    --
Money Market Funds        1,477,417         --            --
                     ----------------------------------------
Total Investments    $1,614,505,026    $    --       $    --
                     ========================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 12.9%
       8,868  Boeing (The) Co.                      $  1,041,990
      11,349  Honeywell International, Inc.              942,421
       8,209  Lockheed Martin Corp.                    1,047,058
      10,734  Northrop Grumman Corp.                   1,022,521
      13,588  Raytheon Co.                             1,047,227
       9,256  United Technologies Corp.                  997,982
                                                    ------------
                                                       6,099,199
                                                    ------------
              BEVERAGES -- 3.7%
      23,083  Coca-Cola (The) Co.                        874,384
      10,976  PepsiCo, Inc.                              872,592
                                                    ------------
                                                       1,746,976
                                                    ------------
              CHEMICALS -- 2.0%
      16,599  E.I. du Pont de Nemours & Co.              972,037
                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 2.2%
      15,428  QUALCOMM, Inc.                           1,039,230
                                                    ------------
              FOOD & STAPLES RETAILING -- 3.8%
       8,033  Costco Wholesale Corp.                     924,759
      12,148  Wal-Mart Stores, Inc.                      898,466
                                                    ------------
                                                       1,823,225
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 11.4%
      26,442  Abbott Laboratories                        877,610
      12,810  Baxter International, Inc.                 841,489
       9,151  Becton, Dickinson & Co.                    915,283
      15,315  Covidien PLC                               933,296
      17,239  Medtronic, Inc.                            917,977
      13,382  Stryker Corp.                              904,489
                                                    ------------
                                                       5,390,144
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 6.3%
      16,128  AmerisourceBergen Corp.                    985,421
      18,775  Cardinal Health, Inc.                      979,116
       7,994  McKesson Corp.                           1,025,630
                                                    ------------
                                                       2,990,167
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 1.9%
       9,459  McDonald's Corp.                           910,050
                                                    ------------
              HOUSEHOLD PRODUCTS -- 5.8%
      16,109  Colgate-Palmolive Co.                      955,264
       9,534  Kimberly-Clark Corp.                       898,293
      11,656  Procter & Gamble (The) Co.                 881,077
                                                    ------------
                                                       2,734,634
                                                    ------------
              INDUSTRIAL CONGLOMERATES -- 2.1%
       8,163  3M Co.                                     974,744
                                                    ------------
              INSURANCE -- 6.3%
      15,970  Aflac, Inc.                                989,980
      22,691  Marsh & McLennan Cos., Inc.                988,193

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              INSURANCE (CONTINUED)
      36,063  Progressive (The) Corp.               $    981,996
                                                    ------------
                                                      2,960,169
                                                    ------------
              INTERNET SOFTWARE & SERVICES -- 2.0%
       1,057  Google, Inc., Class A (a)                  925,837
                                                    ------------
              IT SERVICES -- 6.2%
      13,014  Automatic Data Processing, Inc.            941,954
       4,901  International Business Machines Corp.      907,567
       1,599  MasterCard, Inc., Class A                1,075,775
                                                    ------------
                                                       2,925,296
                                                    ------------
              LEISURE EQUIPMENT & PRODUCTS -- 2.0%
      22,380  Mattel, Inc.                               936,827
                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES --
                 2.0%
       9,055  Waters Corp. (a)                           961,732
                                                    ------------
              MACHINERY -- 2.1%
      12,941  Illinois Tool Works, Inc.                  987,010
                                                    ------------
              MEDIA -- 1.9%
      14,503  Omnicom Group, Inc.                        920,070
                                                    ------------
              MULTILINE RETAIL -- 1.8%
      15,407  Nordstrom, Inc.                            865,873
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 3.7%
       7,474  Chevron Corp.                              908,091
       9,966  Exxon Mobil Corp.                          857,475
                                                    ------------
                                                       1,765,566
                                                    ------------
              PHARMACEUTICALS -- 3.9%
      18,745  Eli Lilly & Co.                            943,436
      10,284  Johnson & Johnson                          891,520
                                                    ------------
                                                       1,834,956
                                                    ------------
              ROAD & RAIL -- 1.9%
       5,806  Union Pacific Corp.                        901,904
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 4.0%
      19,769  Analog Devices, Inc.                       930,131
      23,783  Linear Technology Corp.                    943,234
                                                    ------------
                                                       1,873,365
                                                    ------------
              SPECIALTY RETAIL -- 4.1%
      11,872  Home Depot (The), Inc.                     900,491
      18,101  TJX (The) Cos., Inc.                     1,020,716
                                                    ------------
                                                       1,921,207
                                                    ------------
              TEXTILES, APPAREL & LUXURY GOODS --
                 2.3%
      14,972  NIKE, Inc., Class B                      1,087,566
                                                    ------------
              TOBACCO -- 3.7%
      25,531  Altria Group, Inc.                         876,990

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              TOBACCO (CONTINUED)
      17,963  Reynolds American, Inc.               $    876,235
                                                    ------------
                                                       1,753,225
                                                    ------------

              TOTAL INVESTMENTS -- 100.0%             47,301,009
              (Cost $45,622,416) (b)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                        18,948
                                                    ------------
              NET ASSETS -- 100.0%                  $ 47,319,957
                                                    ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,326,044 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $647,451.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 47,301,009     $    --       $    --
                      =======================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.9%
              AEROSPACE & DEFENSE -- 3.2%
         577  AAR Corp.                             $     15,769
         446  Lockheed Martin Corp.                       56,887
         725  Raytheon Co.                                55,876
         310  Rockwell Collins, Inc.                      21,037
                                                    ------------
                                                         149,569
                                                    ------------
              AIR FREIGHT & LOGISTICS -- 0.3%
         310  Atlas Air Worldwide Holdings,
                 Inc. (a)                                 14,294
                                                    ------------
              AUTO COMPONENTS -- 3.3%
       1,022  Dana Holding Corp.                          23,343
       1,198  Goodyear Tire & Rubber (The) Co. (a)        26,895
         313  Lear Corp.                                  22,401
         693  Magna International, Inc.                   57,214
         476  Tenneco, Inc. (a)                           24,038
                                                    ------------
                                                         153,891
                                                    ------------
              AUTOMOBILES -- 1.2%
         446  Toyota Motor Corp., ADR                     57,101
                                                    ------------
           BEVERAGES -- 0.4%
          70  Boston Beer (The) Co., Inc.,
                 Class A (a)                              17,095
                                                    ------------
              BIOTECHNOLOGY -- 0.5%
         304  United Therapeutics Corp. (a)              23,970
                                                    ------------
              CAPITAL MARKETS -- 4.4%
       1,864  Apollo Investment Corp.                     15,192
       1,822  Bank of New York Mellon (The) Corp.         55,006
       1,537  E*TRADE Financial Corp. (a)                 25,360
         354  Goldman Sachs Group (The), Inc.             56,006
         845  State Street Corp.                          55,559
                                                    ------------
                                                         207,123
                                                    ------------
              CHEMICALS -- 1.7%
         796  LyondellBasell Industries N.V.,
                 Class A                                  58,291
         216  Westlake Chemical Corp.                     22,607
                                                    ------------
                                                          80,898
                                                    ------------
              COMMERCIAL BANKS -- 7.6%
       1,330  Associated Banc-Corp.                       20,602
         727  BancorpSouth, Inc.                          14,496
       1,569  BB&T Corp.                                  52,954
       1,259  CapitalSource, Inc.                         14,957
         525  Comerica, Inc.                              20,638
       1,970  First Commonwealth Financial Corp.          14,952
         947  First Midwest Bancorp, Inc.                 14,309
         753  PNC Financial Services Group, Inc.          54,555
         679  Popular, Inc. (a)                           17,810
         635  PrivateBancorp, Inc.                        13,589
       1,654  SunTrust Banks, Inc.                        53,623
       1,128  Susquehanna Bancshares, Inc.                14,156
         549  Webster Financial Corp.                     14,016
         367  Wintrust Financial Corp.                    15,073

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMERCIAL BANKS (CONTINUED)
         765  Zions Bancorporation                  $     20,976
                                                    ------------
                                                         356,706
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 1.6%
         441  Cintas Corp.                                22,579
         348  Deluxe Corp.                                14,498
       1,300  Pitney Bowes, Inc.                          23,647
         360  United Stationers, Inc.                     15,660
                                                    ------------
                                                         76,384
                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 1.0%
       2,871  Brocade Communications Systems,
                 Inc. (a)                                 23,111
         392  Harris Corp.                                23,246
                                                    ------------
                                                          46,357
                                                    ------------
              COMPUTERS & PERIPHERALS -- 1.1%
         111  Apple, Inc.                                 52,919
                                                    ------------
              CONSTRUCTION & ENGINEERING -- 0.8%
         663  Aegion Corp. (a)                            15,733
         442  URS Corp.                                   23,758
                                                    ------------
                                                          39,491
                                                    ------------
              CONSUMER FINANCE -- 1.2%
         846  Capital One Financial Corp.                 58,154
                                                    ------------
              CONTAINERS & PACKAGING -- 0.7%
         263  Greif, Inc., Class A                        12,895
         195  Rock Tenn Co., Class A                      19,748
                                                    ------------
                                                          32,643
                                                    ------------
              DIVERSIFIED CONSUMER SERVICES -- 0.6%
         517  ITT Educational Services, Inc. (a)          16,027
         868  Regis Corp.                                 12,742
                                                    ------------
                                                         28,769
                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES --
                 1.1%
       3,854  Bank of America Corp.                       53,185
                                                    ------------
              ELECTRIC UTILITIES -- 0.3%
         657  PNM Resources, Inc.                         14,868
                                                    ------------
              ELECTRICAL EQUIPMENT -- 0.5%
         709  Babcock & Wilcox (The) Co.                  23,907
                                                    ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS &
                 COMPONENTS -- 0.8%
         971  Ingram Micro, Inc., Class A (a)             22,381
         912  Sanmina Corp. (a)                           15,951
                                                    ------------
                                                          38,332
                                                    ------------
              ENERGY EQUIPMENT & SERVICES -- 3.0%
         225  Bristow Group, Inc.                         16,371
         616  Rowan Cos. PLC, Class A (a)                 22,620
         682  Schlumberger Ltd.                           60,261
       1,243  TETRA Technologies, Inc. (a)                15,575

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
         401  Tidewater, Inc.                       $     23,775
                                                    ------------
                                                         138,602
                                                    ------------
              FOOD & STAPLES RETAILING -- 1.3%
       1,515  Kroger (The) Co.                            61,115
                                                    ------------
              FOOD PRODUCTS -- 1.2%
         701  Darling International, Inc. (a)             14,833
         517  Fresh Del Monte Produce, Inc.               15,344
       1,444  Pilgrim's Pride Corp. (a)                   24,245
                                                    ------------
                                                         54,422
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 3.4%
         684  Alere, Inc. (a)                             20,910
         194  C. R. Bard, Inc.                            22,349
         306  Edwards Lifesciences Corp. (a)              21,307
         206  IDEXX Laboratories, Inc. (a)                20,528
         579  Masimo Corp.                                15,424
       1,072  St. Jude Medical, Inc.                      57,502
                                                    ------------
                                                         158,020
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 1.6%
         397  Omnicare, Inc.                              22,034
         645  WellPoint, Inc.                             53,928
                                                    ------------
                                                          75,962
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 3.7%
         542  Brinker International, Inc.                 21,967
         350  CEC Entertainment, Inc.                     16,051
         147  Cracker Barrel Old Country Store,
                 Inc.                                     15,177
       1,140  International Game Technology               21,580
       1,156  Orient-Express Hotels Ltd.,
                 Class A (a)                              15,005
         652  SHFL entertainment, Inc. (a)                14,996
         892  Sonic Corp. (a)                             15,833
         775  Yum! Brands, Inc.                           55,327
                                                    ------------
                                                         175,936
                                                    ------------
              HOUSEHOLD DURABLES -- 1.7%
         332  Harman International Industries,
                 Inc.                                     21,988
       2,778  Sony Corp., ADR                             59,783
                                                    ------------
                                                          81,771
                                                    ------------
              INDUSTRIAL CONGLOMERATES -- 2.4%
         488  3M Co.                                      58,272
       1,748  Koninklijke Philips N.V.                    56,373
                                                    ------------
                                                         114,645
                                                    ------------
              INSURANCE -- 13.1%
         622  ACE Ltd.                                    58,194
       1,146  Allstate (The) Corp.                        57,930
         161  Everest Re Group, Ltd.                      23,411
       1,840  Genworth Financial, Inc.,
                 Class A (a)                              23,534

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              INSURANCE (CONTINUED)
         266 Hanover Insurance Group, (The), Inc. $ 14,715 1,828 Hartford Financial Services Group
                 (The), Inc.                              56,887
       1,267  Lincoln National Corp.                      53,201
       3,372  Manulife Financial Corp.                    55,840
       1,165  MetLife, Inc.                               54,697
       1,517  Old Republic International Corp.            23,362
       1,325  Principal Financial Group, Inc.             56,736
         513  Protective Life Corp.                       21,828
         717  Prudential Financial, Inc.                  55,912
         256  RenaissanceRe Holdings Ltd.                 23,176
         629  Selective Insurance Group, Inc.             15,411
         725  XL Group PLC                                22,345
                                                    ------------
                                                         617,179
                                                    ------------
              INTERNET & CATALOG RETAIL -- 0.4%
         576  Overstock.com, Inc. (a)                     17,090
                                                    ------------
              IT SERVICES -- 5.0%
         759  Cognizant Technology Solutions
                 Corp., Class A                           62,329
         435  Computer Sciences Corp.                     22,507
         303  DST Systems, Inc.                           22,849
       1,174  Infosys Ltd., ADR                           56,481
         592  TeleTech Holdings, Inc. (a)                 14,854
       3,065  Western Union Co.                           57,193
                                                    ------------
                                                         236,213
                                                    ------------
              LEISURE EQUIPMENT & PRODUCTS -- 0.7%
       1,351  Smith & Wesson Holding Corp. (a)            14,848
         288  Sturm, Ruger & Co., Inc.                    18,037
                                                    ------------
                                                          32,885
                                                    ------------
              MACHINERY -- 3.8%
         641  Dover Corp.                                 57,581
         765  Illinois Tool Works, Inc.                   58,347
         186  Lindsay Corp.                               15,181
         480  Oshkosh Corp. (a)                           23,510
         516  Trinity Industries, Inc.                    23,401
                                                    ------------
                                                         178,020
                                                    ------------
              MEDIA -- 2.1%
         333  John Wiley & Sons, Inc., Class A            15,881
         299  Scripps Networks Interactive,
                 Class A                                  23,355
         516  Time Warner Cable, Inc.                     57,585
                                                    ------------
                                                         96,821
                                                    ------------
              METALS & MINING -- 2.9%
       1,787  Goldcorp, Inc.                              46,480
       1,678  Newmont Mining Corp.                        47,152
         786  Silver Wheaton Corp.                        19,469
       1,195  United States Steel Corp.                   24,605
                                                    ------------
                                                         137,706
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              MULTILINE RETAIL -- 1.7%
       1,032  Dollar Tree, Inc. (a)                 $     58,989
         308  Family Dollar Stores, Inc.                  22,182
                                                    ------------
                                                          81,171
                                                    ------------
              OFFICE ELECTRONICS -- 1.2%
       5,585  Xerox Corp.                                 57,470
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 1.3%
         978  Murphy Oil Corp.                            58,993
                                                    ------------
              PERSONAL PRODUCTS -- 0.5%
         344  Herbalife Ltd.                              24,001
                                                    ------------
              PHARMACEUTICALS -- 1.5%
       1,285  AbbVie, Inc.                                57,478
         814  Auxilium Pharmaceuticals, Inc. (a)          14,839
                                                    ------------
                                                          72,317
                                                    ------------
              PROFESSIONAL SERVICES -- 0.3%
         788  Kelly Services, Inc., Class A               15,342
                                                    ------------
              ROAD & RAIL -- 1.1%
         543  Arkansas Best Corp.                         13,939
         504  Con-way, Inc.                               21,717
       1,032  Heartland Express, Inc.                     14,644
                                                    ------------
                                                          50,300
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 2.1%
         698  Cirrus Logic, Inc. (a)                      15,831
       2,943  LSI Corp.                                   23,014
       1,425  Texas Instruments, Inc.                     57,385
                                                    ------------
                                                          96,230
                                                    ------------
              SOFTWARE -- 3.5%
         982  Check Point Software Technologies
                 Ltd. (a)                                 55,542
         868  Intuit, Inc.                                57,557
         645  VMware, Inc., Class A (a)                   52,181
                                                    ------------
                                                         165,280
                                                    ------------
              SPECIALTY RETAIL -- 6.2%
         435  ANN, Inc. (a)                               15,756
         748  Bed Bath & Beyond, Inc. (a)                 57,865
         663  Brown Shoe Co., Inc.                        15,561
         269  Children's Place Retail Stores
                 (The), Inc. (a)                          15,564
         744  Express, Inc. (a)                           17,551
       1,348  Gap (The), Inc.                             54,298
         809  Ross Stores, Inc.                           58,895
       1,034  TJX (The) Cos., Inc.                        58,307
                                                    ------------
                                                         293,797
                                                    ------------
              TEXTILES, APPAREL & LUXURY GOODS --
                 0.8%
         254  Deckers Outdoor Corp. (a)                   16,744

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              TEXTILES, APPAREL & LUXURY GOODS
                 (CONTINUED)
         192  Fossil Group, Inc. (a)                $     22,318
                                                    ------------
                                                          39,062
                                                    ------------
              THRIFTS & MORTGAGE FINANCE -- 0.6%
         870  Provident Financial Services, Inc.          14,103
         668  Washington Federal, Inc.                    13,814
                                                    ------------
                                                          27,917
                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES
                 -- 0.5%
         787  Telephone & Data Systems, Inc.              23,256

              TOTAL COMMON STOCKS -- 99.9%             4,707,179
              (Cost $4,349,025)
              MONEY MARKET FUNDS -- 0.3%
      15,300  Morgan Stanley Institutional
               Liquidity Fund - Treasury Portfolio
               - Institutional Class - 0.03% (b)          15,300
              (Cost $15,300)                        ------------

              TOTAL INVESTMENTS -- 100.2%              4,722,479
              (Cost $4,364,325) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- (0.2)%                     (11,607)
                                                    ------------
              NET ASSETS -- 100.0%                  $  4,710,872
                                                    ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of September 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $392,793 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,639.


ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $  4,707,179     $    --       $    --
Money Market Funds          15,300          --            --
                      ---------------------------------------
Total Investments     $  4,722,479     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 3.9%
      89,557  Elbit Systems Ltd.                    $  4,788,613
      53,005  General Dynamics Corp.                   4,638,998
      49,303  L-3 Communications Holdings, Inc.        4,659,133
      36,512  Lockheed Martin Corp.                    4,657,106
      48,609  Northrop Grumman Corp.                   4,630,493
      59,215  Raytheon Co.                             4,563,700
                                                    ------------
                                                      27,938,043
                                                    ------------
              AIR FREIGHT & LOGISTICS -- 1.3%
      75,595  C.H. Robinson Worldwide, Inc.            4,502,438
      51,042  United Parcel Service, Inc., Class B     4,663,708
                                                    ------------
                                                       9,166,146
                                                    ------------
              BEVERAGES -- 2.5%
     120,623  Coca-Cola (The) Co.                      4,569,199
      35,467  Diageo PLC, ADR                          4,507,147
      92,656  Molson Coors Brewing Co., Class B        4,644,845
      57,512  PepsiCo, Inc.                            4,572,204
                                                    ------------
                                                      18,293,395
                                                    ------------
              CAPITAL MARKETS -- 0.7%
     237,496  KKR & Co. L.P. (a)                       4,887,668
                                                    ------------
              CHEMICALS -- 1.3%
      43,378  Air Products & Chemicals, Inc.           4,622,793
      78,432  E.I. du Pont de Nemours & Co.            4,592,978
                                                    ------------
                                                       9,215,771
                                                    ------------
              COMMERCIAL BANKS -- 4.5%
      70,515  Bank of Montreal                         4,711,812
      80,561  Bank of Nova Scotia                      4,616,951
      72,378  BOK Financial Corp.                      4,585,146
      57,512  Canadian Imperial Bank of Commerce       4,586,007
      67,807  Cullen/Frost Bankers, Inc.               4,783,784
      72,344  Royal Bank of Canada                     4,645,208
      52,468  Toronto-Dominion (The) Bank              4,721,071
                                                    ------------
                                                      32,649,979
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 0.6%
     111,342  Waste Management, Inc.                   4,591,744
                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 1.3%
     191,993  Cisco Systems, Inc.                      4,496,476
      80,381  Harris Corp.                             4,766,593
                                                    ------------
                                                       9,263,069
                                                    ------------
              COMPUTERS & PERIPHERALS -- 1.3%
       9,495  Apple, Inc.                              4,526,741
     158,062  Diebold, Inc.                            4,640,701
                                                    ------------
                                                       9,167,442
                                                    ------------
              CONTAINERS & PACKAGING -- 1.3%
     118,056  Bemis Co., Inc.                          4,605,365

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              CONTAINERS & PACKAGING (CONTINUED)
     118,747  Sonoco Products Co.                   $  4,624,008
                                                    ------------
                                                       9,229,373
                                                    ------------
              DISTRIBUTORS -- 0.7%
      57,477  Genuine Parts Co.                        4,649,314
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.9%
     136,168  AT&T, Inc.                               4,605,202
     135,455  TELUS Corp.                              4,486,269
      97,076  Verizon Communications, Inc.             4,529,566
                                                    ------------
                                                      13,621,037
                                                    ------------
              ELECTRIC UTILITIES -- 10.8%
      95,700  ALLETE, Inc.                             4,622,310
     102,320  Cleco Corp.                              4,588,029
      68,798  Duke Energy Corp.                        4,594,330
      99,036  Edison International                     4,561,598
     138,763  El Paso Electric Co.                     4,634,684
     183,163  Hawaiian Electric Industries, Inc.       4,597,391
      95,485  IDACORP, Inc.                            4,621,474
      84,767  MGE Energy, Inc.                         4,624,040
      57,371  NextEra Energy, Inc.                     4,598,859
     111,930  Northeast Utilities                      4,617,113
     127,383  OGE Energy Corp.                         4,597,253
      83,521  Pinnacle West Capital Corp.              4,571,940
     162,301  Portland General Electric Co.            4,581,757
     110,497  Southern (The) Co.                       4,550,266
     120,842  UIL Holdings Corp.                       4,492,906
     149,828  Westar Energy, Inc., Class A             4,592,228
     165,236  Xcel Energy, Inc.                        4,562,166
                                                    ------------
                                                      78,008,344
                                                    ------------
              ELECTRICAL EQUIPMENT -- 1.3%
      67,055  Eaton Corp. PLC                          4,616,066
      71,731  Emerson Electric Co.                     4,640,996
                                                    ------------
                                                       9,257,062
                                                    ------------
              FOOD & STAPLES RETAILING -- 2.5%
     144,218  Sysco Corp.                              4,590,459
      82,868  Walgreen Co.                             4,458,298
      60,975  Wal-Mart Stores, Inc.                    4,509,711
      92,490  Weis Markets, Inc.                       4,526,461
                                                    ------------
                                                      18,084,929
                                                    ------------
              FOOD PRODUCTS -- 4.4%
     111,582  Campbell Soup Co.                        4,542,503
     151,435  ConAgra Foods, Inc.                      4,594,538
      95,799  General Mills, Inc.                      4,590,688
      43,728  J.M. Smucker (The) Co.                   4,593,189
      77,352  Kellogg Co.                              4,542,883
      86,274  Kraft Foods Group, Inc.                  4,524,209
     113,319  Unilever PLC, ADR                        4,371,847
                                                    ------------
                                                      31,759,857
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              GAS UTILITIES -- 7.1%
     100,489  AGL Resources, Inc.                   $  4,625,509
     109,356  Atmos Energy Corp.                       4,657,472
     102,908  Laclede Group (The), Inc.                4,630,860
      68,313  National Fuel Gas Co.                    4,697,202
     103,250  New Jersey Resources Corp.               4,548,162
     110,839  Northwest Natural Gas Co.                4,653,021
     138,970  Piedmont Natural Gas Co., Inc.           4,569,334
     211,803  Questar Corp.                            4,763,449
      78,472  South Jersey Industries, Inc.            4,596,890
     117,579  UGI Corp.                                4,600,866
     109,484  WGL Holdings, Inc.                       4,676,062
                                                    ------------
                                                      51,018,827
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 0.6%
      64,862  Baxter International, Inc.               4,260,785
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 1.3%
      87,505  Cardinal Health, Inc.                    4,563,386
     132,490  Owens & Minor, Inc.                      4,582,829
                                                    ------------
                                                       9,146,215
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 0.6%
      47,899  McDonald's Corp.                         4,608,363
                                                    ------------
              HOUSEHOLD DURABLES -- 0.7%
     153,734  Leggett & Platt, Inc.                    4,635,080
                                                    ------------
              HOUSEHOLD PRODUCTS -- 2.5%
      56,256  Clorox (The) Co.                         4,597,240
      77,403  Colgate-Palmolive Co.                    4,589,998
      48,645  Kimberly-Clark Corp.                     4,583,332
      58,775  Procter & Gamble (The) Co.               4,442,802
                                                    ------------
                                                      18,213,372
                                                    ------------
              INDUSTRIAL CONGLOMERATES -- 0.6%
      38,475  3M Co.                                   4,594,300
                                                    ------------
              INSURANCE -- 4.6%
      49,398  ACE Ltd.                                 4,621,677
     105,998  Arthur J. Gallagher & Co.                4,626,812
      99,099  Cincinnati Financial Corp.               4,673,509
      63,276  Erie Indemnity Co., Class A              4,585,612
      88,925  Hanover Insurance Group, (The), Inc.     4,919,331
      97,953  Mercury General Corp.                    4,732,109
      53,944  Travelers (The) Cos., Inc.               4,572,833
                                                    ------------
                                                    32,731,883
                                                    ------------
              IT SERVICES -- 2.0%
      63,718  Automatic Data Processing, Inc.          4,611,909
     111,670  Leidos Holdings, Inc.                    5,083,196
     114,572  Paychex, Inc.                            4,656,206

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              IT SERVICES (CONTINUED)
       1,948  Science Applications International
                 Corp. (b)                          $     65,740
                                                    ------------
                                                      14,417,051
                                                    ------------
              LEISURE EQUIPMENT & PRODUCTS -- 1.3%
      96,036  Hasbro, Inc.                             4,527,137
     109,202  Mattel, Inc.                             4,571,196
                                                    ------------
                                                       9,098,333
                                                    ------------
              MACHINERY -- 1.9%
      55,466  Deere & Co.                              4,514,378
      61,126  Illinois Tool Works, Inc.                4,662,080
      52,314  Stanley Black & Decker, Inc.             4,738,079
                                                    ------------
                                                      13,914,537
                                                    ------------
              MEDIA -- 1.3%
      72,075  Omnicom Group, Inc.                      4,572,438
     131,927  Thomson Reuters Corp.                    4,618,764
                                                    ------------
                                                       9,191,202
                                                    ------------
              MULTILINE RETAIL -- 1.3%
      89,523  Kohl's Corp.                             4,632,815
      72,355  Target Corp.                             4,629,273
                                                    ------------
                                                       9,262,088
                                                    ------------
              MULTI-UTILITIES -- 8.9%
      92,711  Alliant Energy Corp.                     4,593,830
     171,753  Avista Corp.                             4,534,279
     192,151  CenterPoint Energy, Inc.                 4,605,860
      82,618  Consolidated Edison, Inc.                4,555,557
      74,388  Dominion Resources, Inc.                 4,647,762
      68,930  DTE Energy Co.                           4,548,001
      82,283  Integrys Energy Group, Inc.              4,598,797
     168,828  MDU Resources Group, Inc.                4,722,119
     138,146  Public Service Enterprise Group,
                 Inc.                                  4,549,148
      98,659  SCANA Corp.                              4,542,260
      52,933  Sempra Energy                            4,531,065
     274,097  TECO Energy, Inc.                        4,533,564
     137,210  Vectren Corp.                            4,575,954
     112,879  Wisconsin Energy Corp.                   4,558,054
                                                    ------------
                                                      64,096,250
                                                    ------------
              OFFICE ELECTRONICS -- 0.6%
     144,173  CANON, Inc., ADR                         4,613,536
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 6.4%
      37,123  Chevron Corp.                            4,510,445
      66,020  ConocoPhillips                           4,589,050
     110,945  Enbridge, Inc.                           4,630,844
      53,102  Exxon Mobil Corp.                        4,568,896
     129,292  Kinder Morgan, Inc.                      4,598,916
     131,074  Marathon Oil Corp.                       4,571,861
      50,998  Occidental Petroleum Corp.               4,770,353

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
      70,999  Royal Dutch Shell PLC, ADR            $  4,663,214
      81,463  Total S.A., ADR                          4,718,337
     104,523  TransCanada Corp.                        4,592,741
                                                    ------------
                                                      46,214,657
                                                    ------------
              PHARMACEUTICALS -- 7.0%
      98,931  AbbVie, Inc.                             4,425,184
      90,163  AstraZeneca PLC, ADR                     4,682,165
     100,100  Bristol-Myers Squibb Co.                 4,632,628
      87,851  Eli Lilly & Co.                          4,421,541
      91,151  GlaxoSmithKline PLC, ADR                 4,573,046
      52,303  Johnson & Johnson                        4,534,147
      97,727  Merck & Co., Inc.                        4,652,782
      60,720  Novartis AG, ADR                         4,657,831
     161,794  Pfizer, Inc.                             4,645,106
      92,380  Sanofi, ADR                              4,677,199
     122,590  Teva Pharmaceutical Industries
                 Ltd., ADR                             4,631,450
                                                    ------------
                                                      50,533,079
                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS --
                 0.6%
      28,721  Public Storage                           4,611,157
                                                    ------------
              ROAD & RAIL -- 0.6%
      59,655  Norfolk Southern Corp.                   4,614,314
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 3.3%
      97,912  Analog Devices, Inc.                     4,606,760
     291,411  Applied Materials, Inc.                  5,111,349
     197,360  Intel Corp.                              4,523,491
     115,139  Texas Instruments, Inc.                  4,636,647
      99,993  Xilinx, Inc.                             4,685,672
                                                    ------------
                                                      23,563,919
                                                    ------------
              SOFTWARE -- 1.3%
     152,876  CA, Inc.                                 4,535,831
     142,323  Microsoft Corp.                          4,740,779
                                                    ------------
                                                       9,276,610
                                                    ------------
              TOBACCO -- 3.2%
     132,189  Altria Group, Inc.                       4,540,692
      43,326  British American Tobacco PLC, ADR        4,555,729
     103,663  Lorillard, Inc.                          4,642,029
      51,918  Philip Morris International, Inc.        4,495,580
      93,455  Reynolds American, Inc.                  4,558,735
                                                    ------------
                                                      22,792,765
                                                    ------------
              WATER UTILITIES -- 1.3%
     174,454  American States Water Co.                4,807,952
     189,263  Aqua America, Inc.                       4,680,474
                                                    ------------
                                                       9,488,426
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES
                 -- 0.7%
     138,187  Vodafone Group PLC, ADR               $  4,861,419
                                                    ------------

              TOTAL INVESTMENTS -- 100.0%            719,541,341
              (Cost $629,952,985) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                       270,588
                                                    ------------
              NET ASSETS -- 100.0%                  $719,811,929
                                                    ============

(a)   Master Limited Partnership ("MLP").

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $92,599,408 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,011,052.

ADR   - American Depositary Receipt


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $719,541,341     $    --       $    --
                      =======================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.9%
              AEROSPACE & DEFENSE -- 3.3%
      11,371  Curtiss-Wright Corp.                     $ 533,982
      10,699  Elbit Systems Ltd.                         572,075
      22,215  Spirit AeroSystems Holdings, Inc.,
                 Class A (a)                             538,492
                                                    ------------
                                                       1,644,549
                                                    ------------
              AIRLINES -- 3.1%
      23,555  Delta Air Lines, Inc.                      555,662
      30,917  SkyWest, Inc.                              448,915
      36,548  Southwest Airlines Co.                     532,139
                                                    ------------
                                                       1,536,716
                                                    ------------
              AUTO COMPONENTS -- 2.5%
      30,118  Federal-Mogul Corp. (a)                    505,681
      31,980  Goodyear Tire & Rubber (The) Co. (a)       717,951
                                                    ------------
                                                       1,223,632
                                                    ------------
              BIOTECHNOLOGY -- 3.0%
      21,614  Myriad Genetics, Inc. (a)                  507,929
      61,457  PDL BioPharma, Inc.                        489,812
       6,563  United Therapeutics Corp. (a)              517,493
                                                    ------------
                                                       1,515,234
                                                    ------------
              BUILDING PRODUCTS -- 1.0%
      12,454  Universal Forest Products, Inc.            524,313
                                                    ------------
              CAPITAL MARKETS -- 2.8%
      19,546  AllianceBernstein Holding LP (b)           388,184
      33,144  E*TRADE Financial Corp. (a)                546,876
       2,924  Goldman Sachs Group (The), Inc.            462,606
                                                    ------------
                                                       1,397,666
                                                    ------------
              CHEMICALS -- 2.4%
      14,053  Dow Chemical (The) Co.                     539,635
      46,161  Penford Corp. (a)                          661,026
                                                    ------------
                                                       1,200,661
                                                    ------------
              COMMERCIAL BANKS -- 6.2%
      15,425  BB&T Corp.                                 520,594
      46,796  First Horizon National Corp.               514,288
      19,872  Popular, Inc. (a)                          521,243
      24,924  PrivateBancorp, Inc.                       533,374
       8,188  Royal Bank of Canada                       525,751
      14,970  SunTrust Banks, Inc.                       485,327
                                                    ------------
                                                       3,100,577
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 1.1%
      35,395  EnerNOC, Inc. (a)                          530,571
                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 3.1%
      64,395  Brocade Communications Systems,
                 Inc. (a)                                518,380
      21,730  Cisco Systems, Inc.                        508,916

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (CONTINUED)
       7,647  QUALCOMM, Inc.                           $ 515,102
                                                    ------------
                                                       1,542,398
                                                    ------------
              COMPUTERS & PERIPHERALS -- 0.8%
      19,055  Hewlett-Packard Co.                        399,774
                                                    ------------
              CONSTRUCTION & ENGINEERING -- 1.2%
      20,532  Dycom Industries, Inc. (a)                 574,691
                                                    ------------
              CONSTRUCTION MATERIALS -- 2.2%
      60,620  Headwaters, Inc. (a)                       544,974
      10,319  Vulcan Materials Co.                       534,627
                                                    ------------
                                                       1,079,601
                                                    ------------
              DIVERSIFIED CONSUMER SERVICES --
                 0.9%
      12,415  Matthews International Corp.,
                 Class A                                 472,763
                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES --
                 2.0%
      37,298  Bank of America Corp.                      514,712
       9,607  Citigroup, Inc.                            466,036
                                                    ------------
                                                         980,748
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 3.1%
      30,102  Consolidated Communications
                 Holdings, Inc.                          518,959
      53,689  General Communication, Inc.,
                 Class A (a)                             511,119
      20,060  Level 3 Communications, Inc. (a)           535,401
                                                    ------------
                                                       1,565,479
                                                    ------------
              ELECTRICAL EQUIPMENT -- 1.0%
      15,553  Babcock & Wilcox (The) Co.                 524,447
                                                    ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS &
                 COMPONENTS -- 1.9%
      20,929  Ingram Micro, Inc., Class A (a)            482,413
      38,932  Orbotech Ltd. (a)                          466,795
                                                    ------------
                                                         949,208
                                                    ------------
              ENERGY EQUIPMENT & SERVICES -- 3.8%
      12,464  Noble Corp.                                470,765
       5,880  Schlumberger Ltd.                          519,557
       9,800  Transocean Ltd.                            436,100
      32,042  Weatherford International Ltd. (a)         491,204
                                                    ------------
                                                       1,917,626
                                                    ------------
              FOOD & STAPLES RETAILING -- 1.7%
     177,046  Rite Aid Corp. (a)                         842,739
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 1.9%
      14,754  Alere, Inc. (a)                            451,030

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE EQUIPMENT & SUPPLIES
                 (CONTINUED)
       9,348  St. Jude Medical, Inc.                $    501,427
                                                    ------------
                                                         952,457
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 2.7%
       9,904  Cardinal Health, Inc.                      516,494
       9,454  Tenet Healthcare Corp. (a)                 389,410
      16,850  VCA Antech, Inc. (a)                       462,701
                                                    ------------
                                                       1,368,605
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 7.6%
      12,008  CEC Entertainment, Inc.                    550,687
      10,766  Hyatt Hotels Corp., Class A (a)            462,508
      25,083  International Game Technology              474,821
       8,141  Las Vegas Sands Corp.                      540,725
      36,650  Marcus (The) Corp.                         532,525
      41,234  Orient-Express Hotels Ltd.,
                 Class A (a)                             535,217
      80,317  Wendy's (The) Co.                          681,088
                                                    ------------
                                                       3,777,571
                                                    ------------
              HOUSEHOLD DURABLES -- 4.0%
      30,968  KB Home                                    558,043
      14,681  M.D.C. Holdings, Inc.                      440,577
      31,486  PulteGroup, Inc.                           519,519
      21,333  Sony Corp., ADR                            459,086
                                                    ------------
                                                       1,977,225
                                                    ------------
              INDEPENDENT POWER PRODUCERS & ENERGY
                 TRADERS -- 1.0%
      37,188  AES (The) Corp.                            494,229
                                                    ------------
              INSURANCE -- 5.3%
      44,387  Genworth Financial, Inc.,
                 Class A (a)                             567,710
      10,357  MetLife, Inc.                              486,261
      34,996  Old Republic International Corp.           538,938
      12,569  Principal Financial Group, Inc.            538,205
       6,481  Prudential Financial, Inc.                 505,388
                                                    ------------
                                                       2,636,502
                                                    ------------
              IT SERVICES -- 1.1%
      10,650  Global Payments, Inc.                      544,002
                                                    ------------
              MACHINERY -- 2.1%
      41,202  Federal Signal Corp. (a)                   530,270
      64,552  Mueller Water Products, Inc.,
                 Class A                                 515,770
                                                    ------------
                                                       1,046,040
                                                    ------------
              MEDIA -- 2.0%
      11,020  Lamar Advertising Co., Class A (a)         518,271
      26,004  Regal Entertainment Group, Class A         493,556
                                                    ------------
                                                       1,011,827
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              METALS & MINING -- 1.0%
      58,459  Alcoa, Inc.                              $ 474,687
                                                    ------------
              OFFICE ELECTRONICS -- 1.0%
      15,816  CANON, Inc., ADR                           506,112
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 4.1%
       8,293  Devon Energy Corp.                         479,004
      90,307  Pengrowth Energy Corp.                     534,617
      32,941  Petroleo Brasileiro S.A., ADR              510,256
      14,196  Southwestern Energy Co. (a)                516,451
                                                    ------------
                                                       2,040,328
                                                    ------------
              PAPER & FOREST PRODUCTS -- 1.0%
      27,857  Louisiana-Pacific Corp. (a)                490,005
                                                    ------------
              PROFESSIONAL SERVICES -- 3.3%
      24,519  Korn/Ferry International (a)               524,706
       7,669  Manpowergroup, Inc.                        557,843
      35,030  Navigant Consulting, Inc. (a)              541,564
                                                    ------------
                                                       1,624,113
                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS --
                 2.0%
      18,537  Apartment Investment & Management
                 Co., Class A                            517,924
      26,022  Host Hotels & Resorts, Inc.                459,809
                                                    ------------
                                                         977,733
                                                    ------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT
                 -- 1.0%
      22,356  CBRE Group, Inc., Class A (a)              517,094
                                                    ------------
              ROAD & RAIL -- 1.9%
      10,856  Con-way, Inc.                              467,785
      33,374  Heartland Express, Inc.                    473,577
                                                    ------------
                                                         941,362
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 3.1%
     121,518  Amkor Technology, Inc. (a)                 521,312
      43,839  Marvell Technology Group Ltd.              504,148
      12,295  Microchip Technology, Inc.                 495,366
                                                    ------------
                                                       1,520,826
                                                    ------------
              SOFTWARE -- 2.0%
      20,137  Electronic Arts, Inc. (a)                  514,500
       6,180  VMware, Inc., Class A (a)                  499,962
                                                    ------------
                                                       1,014,462
                                                    ------------
              SPECIALTY RETAIL -- 3.7%
      27,859  Big 5 Sporting Goods Corp.                 447,973
      22,645  Sonic Automotive, Inc., Class A            538,951
      55,266  Zale Corp. (a)                             840,043
                                                    ------------
                                                       1,826,967
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              WATER UTILITIES -- 1.0%
      17,997  SJW Corp.                             $    504,276
                                                    ------------
              TOTAL INVESTMENTS -- 99.9%              49,769,816
              (Cost $46,993,635) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                        40,376
                                                    ------------
              NET ASSETS -- 100.0%                  $ 49,810,192
                                                    ============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,286,118 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $509,937.

ADR   - American Depositary Receipt


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 49,769,816     $    --       $    --
                      =======================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

      First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc.
        ("NYSE Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders(SM) Index Fund - (NYSE Arca
        ticker "FDL")
      First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca ticker "FDN") First Trust Capital Strength ETF(1) - (The NASDAQ(R) Stock Market, LLC
        ("NASDAQ") ticker "FTCS")(2)
      First Trust Value Linea Equity Allocation Index Fund - (NYSE Arca ticker
        "FVI")
      First Trust Value Linea Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker
        "FVL")

(1) Formerly First Trust Strategic Value Index Fund.
(2) Formerly NYSE Arca ticker "FDV".

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the midpoint between the bid and the asked price, if available, and otherwise at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price;

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2013 (UNAUDITED)

securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2013 (UNAUDITED)

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2013, only FPX and FBT have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2013 (UNAUDITED)

                             LICENSING INFORMATION

The Dow Jones Internet Composite Index and Dow Jones Select MicroCap Index are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use. Standard and Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index Fund, based on the Dow Jones Select MicroCap Index and the First Trust Dow Jones Internet Index Fund, based on the Dow Jones Internet Composite Index, are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of trading in such Funds.

Morningstar is a registered service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar Dividend Leaders Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., and Morningstar makes no representation regarding the advisability of investing in the Fund. MORNINGSTAR MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER AND IPOX(R)-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE EURONEXT MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

"Credit Suisse", "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group, Credit Suisse Securities (USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. THE FIRST TRUST CAPITAL STRENGTH ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE OR THE INDEX CALCULATION AGENT, AND CREDIT SUISSE AND THE INDEX CALCULATION AGENT MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCT(S) OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT, THE FIGURE AT WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE OR THE INDEX CALCULATION AGENT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST.

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2013 (UNAUDITED)

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (QQEW)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AIR FREIGHT & LOGISTICS -- 1.9%
      72,195  C.H. Robinson Worldwide, Inc.         $  4,299,934
     100,003  Expeditors International of
                 Washington, Inc.                      4,406,132
                                                    ------------
                                                       8,706,066
                                                    ------------
              AUTOMOBILES -- 1.1%
      24,444  Tesla Motors, Inc. (a) (b)               4,727,959
                                                    ------------
              BEVERAGES -- 0.9%
      80,196  Monster Beverage Corp. (b)               4,190,241
                                                    ------------
              BIOTECHNOLOGY -- 7.0%
      39,438  Alexion Pharmaceuticals, Inc. (b)        4,581,118
      38,367  Amgen, Inc.                              4,294,802
      18,067  Biogen Idec, Inc. (b)                    4,349,811
      29,930  Celgene Corp. (b)                        4,607,125
      70,197  Gilead Sciences, Inc. (b)                4,411,180
      14,904  Regeneron Pharmaceuticals,
                 Inc. (b)                              4,663,014
      58,862  Vertex Pharmaceuticals, Inc. (b)         4,462,917
                                                    ------------
                                                      31,369,967
                                                    ------------
              CHEMICALS -- 1.0%
      52,184  Sigma-Aldrich Corp.                      4,451,295
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 1.0%
      38,510  Stericycle, Inc. (b)                     4,444,054
                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 2.9%
     182,948  Cisco Systems, Inc.                      4,284,642
      47,849  F5 Networks, Inc. (b)                    4,103,530
      64,958  QUALCOMM, Inc.                           4,375,571
                                                    ------------
                                                      12,763,743
                                                    ------------
              COMPUTERS & PERIPHERALS -- 6.1%
       9,598  Apple, Inc.                              4,575,846
     322,710  Dell, Inc.                               4,443,717
     103,822  NetApp, Inc.                             4,424,894
      75,264  SanDisk Corp.                            4,478,961
     108,268  Seagate Technology PLC                   4,735,642
      70,384  Western Digital Corp.                    4,462,345
                                                    ------------
                                                      27,121,405
                                                    ------------
              FOOD & STAPLES RETAILING -- 2.0%
      38,004  Costco Wholesale Corp.                   4,375,020
      77,611  Whole Foods Market, Inc.                 4,540,244
                                                    ------------
                                                       8,915,264
                                                    ------------
              FOOD PRODUCTS -- 2.8%
      53,226  Green Mountain Coffee Roasters,
                 Inc. (b)                              4,009,514
      82,963  Kraft Foods Group, Inc.                  4,350,580

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              FOOD PRODUCTS (CONTINUED)
     138,724  Mondelez International, Inc.,
                 Class A                            $  4,358,708
                                                    ------------
                                                      12,718,802
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 2.0%
     101,685  DENTSPLY International, Inc.             4,414,146
      11,962  Intuitive Surgical, Inc. (b)             4,500,942
                                                    ------------
                                                       8,915,088
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 2.9%
      90,490  Catamaran Corp. (b)                      4,158,016
      72,271  Express Scripts Holding Co. (b)          4,464,902
      42,689  Henry Schein, Inc. (b)                   4,426,849
                                                    ------------
                                                      13,049,767
                                                    ------------
              HEALTH CARE TECHNOLOGY -- 1.1%
      89,970  Cerner Corp. (b)                         4,727,924
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 2.0%
      58,892  Starbucks Corp.                          4,532,917
      28,908  Wynn Resorts Ltd.                        4,567,753
                                                    ------------
                                                       9,100,670
                                                    ------------
              HOUSEHOLD DURABLES -- 1.0%
     102,958  Garmin Ltd. (a)                          4,652,672
                                                    ------------
              INTERNET & CATALOG RETAIL -- 4.9%
      14,168  Amazon.com, Inc. (b)                     4,429,483
      84,892  Expedia, Inc.                            4,396,557
     183,109  Liberty Interactive Corp.,
                 Class A (b)                           4,297,568
      14,274  Netflix, Inc. (b)                        4,413,664
       4,469  priceline.com, Inc. (b)                  4,517,936
                                                    ------------
                                                      22,055,208
                                                    ------------
              INTERNET SOFTWARE & SERVICES -- 7.2%
      84,981  Akamai Technologies, Inc. (b)            4,393,518
      30,650  Baidu, Inc., ADR (b)                     4,756,267
      81,613  eBay, Inc. (b)                           4,553,189
      24,357  Equinix, Inc. (b)                        4,473,163
      94,224  Facebook, Inc., Class A (b)              4,733,814
       4,963  Google, Inc., Class A (b)                4,347,141
     145,024  Yahoo!, Inc. (b)                         4,808,996
                                                    ------------
                                                      32,066,088
                                                    ------------
              IT SERVICES -- 4.0%
      60,221  Automatic Data Processing, Inc.          4,358,796
      54,465  Cognizant Technology Solutions
                 Corp., Class A (b)                    4,472,666
      44,029  Fiserv, Inc. (b)                         4,449,130

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (QQEW)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              IT SERVICES (CONTINUED)
     109,354  Paychex, Inc.                         $  4,444,147
                                                    ------------
                                                      17,724,739
                                                    ------------
              LEISURE EQUIPMENT & PRODUCTS -- 1.0%
     104,129  Mattel, Inc.                             4,358,840
                                                    ------------
              MACHINERY -- 1.0%
      77,746  PACCAR, Inc.                             4,327,342
                                                    ------------
              MEDIA -- 9.1%
      33,492  Charter Communications, Inc.,
                 Class A (b)                           4,513,382
     101,044  Comcast Corp., Class A                   4,562,137
      70,700  DIRECTV (b)                              4,224,325
      54,794  Discovery Communications, Inc.,
                 Class A (b)                           4,625,709
      57,237  Liberty Global PLC, Class A (b)          4,541,756
      30,222  Liberty Media Corp., Class A (b)         4,447,167
   1,143,409  Sirius XM Radio, Inc.                    4,424,993
     135,834  Twenty-First Century Fox, Inc.           4,550,439
      53,938  Viacom, Inc., Class B                    4,508,138
                                                    ------------
                                                      40,398,046
                                                    ------------
              METALS & MINING -- 1.0%
      61,070  Randgold Resources Ltd., ADR             4,368,337
                                                    ------------
              MULTILINE RETAIL -- 2.0%
      77,293  Dollar Tree, Inc. (b)                    4,418,068
      76,678  Sears Holdings Corp. (a) (b)             4,573,076
                                                    ------------
                                                       8,991,144
                                                    ------------
              PHARMACEUTICALS -- 1.0%
     115,948  Mylan, Inc. (b)                          4,425,735
                                                    ------------
              PROFESSIONAL SERVICES -- 1.0%
      68,121  Verisk Analytics, Inc., Class A (b)      4,425,140
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 14.1%
     119,218  Altera Corp.                             4,430,141
      93,458  Analog Devices, Inc.                     4,397,199
     281,725  Applied Materials, Inc.                  4,941,457
     107,508  Avago Technologies Ltd.                  4,635,745
     163,917  Broadcom Corp., Class A                  4,263,481
     188,422  Intel Corp.                              4,318,632
      73,178  KLA-Tencor Corp.                         4,452,881
     111,780  Linear Technology Corp.                  4,433,195
     151,281  Maxim Integrated Products, Inc.          4,508,174
     111,392  Microchip Technology, Inc.               4,487,984
     260,152  Micron Technology, Inc. (b)              4,544,855
     283,863  NVIDIA Corp.                             4,416,908
     110,653  Texas Instruments, Inc.                  4,455,996

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
      95,129  Xilinx, Inc.                          $  4,457,745
                                                    ------------
                                                      62,744,393
                                                    ------------
              SOFTWARE -- 9.8%
     263,819  Activision Blizzard, Inc.                4,397,863
      85,733  Adobe Systems, Inc. (b)                  4,452,972
     109,330  Autodesk, Inc. (b)                       4,501,116
     145,908  CA, Inc.                                 4,329,090
      76,549  Check Point Software Technologies
                 Ltd. (b)                              4,329,612
      58,933  Citrix Systems, Inc. (b)                 4,161,259
      67,133  Intuit, Inc.                             4,451,589
     137,071  Microsoft Corp.                          4,565,835
     232,618  Nuance Communications, Inc. (b)          4,348,794
     178,363  Symantec Corp.                           4,414,484
                                                    ------------
                                                      43,952,614
                                                    ------------
              SPECIALTY RETAIL -- 4.1%
      59,418  Bed Bath & Beyond, Inc. (b)              4,596,577
      35,635  O'Reilly Automotive,  Inc. (b)           4,546,670
      62,513  Ross Stores, Inc.                        4,550,946
     302,642  Staples, Inc.                            4,433,705
                                                    ------------
                                                      18,127,898
                                                    ------------
              TEXTILES, APPAREL & LUXURY GOODS --
                 1.0%
      37,801  Fossil Group, Inc. (b)                   4,393,988
                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS --
                 1.0%
      89,354  Fastenal Co.                             4,490,039
                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES
                 -- 2.1%
      58,046  SBA Communications Corp., Class A (b)    4,670,381
     133,496  Vodafone Group PLC, ADR                  4,696,389
                                                    ------------
                                                       9,366,770

              TOTAL COMMON STOCKS -- 100.0%          446,071,238
              (Cost $409,145,531)                   ------------

              COLLATERAL FOR SECURITIES ON LOAN --
                 2.3%
              MONEY MARKET FUNDS -- 0.5%
   2,248,586  Goldman Sachs Financial Square
                 Treasury Instruments Fund -
                 Institutional Class - 0.001% (c)      2,248,586
              (Cost $2,248,586)

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (QQEW)

SEPTEMBER 30, 2013 (UNAUDITED)

 PRINCIPAL
   VALUE      DESCRIPTION                               VALUE
----------------------------------------------------------------
              REPURCHASE AGREEMENTS -- 1.8%
$  8,195,052  JPMorgan Chase & Co., 0.005% (c),
                 dated 09/30/13, due 10/01/13,
                 with a maturity value of
                 $8,195,053. Collateralized by
                 U.S. Treasury Note, interest rate
                 of 0.625%, due 11/30/17. The
                 value of the collateral including
                 accrued interest is $8,371,137.    $  8,195,052
              (Cost $8,195,052)                     ------------

              TOTAL COLLATERAL FOR SECURITIES ON
                 LOAN - 2.3%                          10,443,638
              (Cost $10,443,638)                    ------------

              TOTAL INVESTMENTS -- 102.3%            456,514,876
              (Cost $419,589,169) (d)
              NET OTHER ASSETS AND
               LIABILITIES -- (2.3)%                 (10,210,714)
                                                    ------------
              NET ASSETS -- 100.0%                  $446,304,162
                                                    ============

(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $10,236,769 and the total value of the collateral held by the Fund is $10,443,638.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of September 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,114,034 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,188,327.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $446,071,238    $        --    $        --
Money Market Funds       2,248,586             --             --
Repurchase Agreements           --      8,195,052             --
                      ------------------------------------------
Total Investments     $448,319,824    $ 8,195,052    $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) FUND (QTEC)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              COMMUNICATIONS EQUIPMENT -- 6.8%
     143,920  Cisco Systems, Inc.                   $  3,370,606
      37,639  F5 Networks, Inc. (a)                    3,227,921
      51,102  QUALCOMM, Inc.                           3,442,231
                                                    ------------
                                                      10,040,758
                                                    ------------
              COMPUTERS & PERIPHERALS -- 14.4%
       7,551  Apple, Inc.                              3,599,939
     253,855  Dell, Inc.                               3,495,583
      81,678  NetApp, Inc.                             3,481,116
      59,211  SanDisk Corp.                            3,523,647
      85,170  Seagate Technology PLC                   3,725,336
      55,371  Western Digital Corp.                    3,510,522
                                                    ------------
                                                      21,336,143
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 2.2%
      71,204  Catamaran Corp. (a)                      3,271,824
                                                    ------------
              HEALTH CARE TECHNOLOGY -- 2.5%
      70,776  Cerner Corp. (a)                         3,719,279
                                                    ------------
              HOUSEHOLD DURABLES -- 2.5%
      81,003  Garmin Ltd.                              3,660,525
                                                    ------------
              INTERNET SOFTWARE & SERVICES -- 14.7%
      66,844  Akamai Technologies, Inc. (a)            3,455,835
      24,110  Baidu, Inc., ADR (a)                     3,741,390
      19,160  Equinix, Inc. (a)                        3,518,734
      74,076  Facebook, Inc., Class A (a)              3,721,578
       3,903  Google, Inc., Class A (a)                3,418,676
     114,074  Yahoo!, Inc. (a)                         3,782,694
                                                    ------------
                                                      21,638,907
                                                    ------------
              IT SERVICES -- 2.4%
      42,844  Cognizant Technology Solutions
                 Corp., Class A (a)                    3,518,349
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 33.4%
      93,778  Altera Corp.                             3,484,791
      73,520  Analog Devices, Inc.                     3,459,116
     221,624  Applied Materials, Inc.                  3,887,285
      84,578  Avago Technologies Ltd.                  3,647,003
     128,970  Broadcom Corp., Class A                  3,354,510
     148,215  Intel Corp.                              3,397,088
      57,568  KLA-Tencor Corp.                         3,503,013
      87,931  Linear Technology Corp.                  3,487,343
     119,002  Maxim Integrated Products, Inc.          3,546,260
      87,625  Microchip Technology, Inc.               3,530,411
     204,645  Micron Technology, Inc. (a)              3,575,148
     223,308  NVIDIA Corp.                             3,474,672
      87,041  Texas Instruments, Inc.                  3,505,141

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
      74,831  Xilinx, Inc.                          $  3,506,581
                                                    ------------
                                                      49,358,362
                                                    ------------
              SOFTWARE -- 21.1%
      67,445  Adobe Systems, Inc. (a)                  3,503,093
      86,001  Autodesk, Inc. (a)                       3,540,661
     114,780  CA, Inc.                                 3,405,523
      60,212  Check Point Software Technologies
                 Ltd. (a)                              3,405,591
      46,359  Citrix Systems, Inc. (a)                 3,273,409
      52,809  Intuit, Inc.                             3,501,765
     107,830  Microsoft Corp.                          3,591,817
     182,981  Nuance Communications, Inc. (a)          3,420,830
     140,312  Symantec Corp.                           3,472,722
                                                    ------------
                                                      31,115,411
                                                    ------------

              TOTAL INVESTMENTS -- 100.0%            147,659,558
              (Cost $126,583,806) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                      15,201
                                                    ------------
              NET ASSETS -- 100.0%                  $147,674,759
                                                    ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,984,659 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,908,907.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 -TECHNOLOGY SECTOR INDEX(SM) FUND (QTEC)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $147,659,558    $        --    $        --
                      ==========================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND (QQXT)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              AIR FREIGHT & LOGISTICS -- 3.4%
      20,808  C.H. Robinson Worldwide, Inc.         $  1,239,324
      28,825  Expeditors International of
                 Washington, Inc.                      1,270,030
                                                    ------------
                                                       2,509,354
                                                    ------------
              AUTOMOBILES -- 1.8%
       7,045  Tesla Motors, Inc. (b) (c)               1,362,644
                                                    ------------
              BEVERAGES -- 1.6%
      23,112  Monster Beverage Corp. (c)               1,207,602
                                                    ------------
              BIOTECHNOLOGY -- 12.2%
      11,368  Alexion Pharmaceuticals, Inc. (c)        1,320,507
      11,058  Amgen, Inc.                              1,237,833
       5,207  Biogen Idec, Inc. (c)                    1,253,637
       8,627  Celgene Corp. (c)                        1,327,954
      20,231  Gilead Sciences, Inc. (c)                1,271,316
       4,295  Regeneron Pharmaceuticals, Inc. (c)      1,343,777
      16,966  Vertex Pharmaceuticals, Inc. (c)         1,286,362
                                                    ------------
                                                       9,041,386
                                                    ------------
              CHEMICALS -- 1.7%
      15,042  Sigma-Aldrich Corp.                      1,283,083
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 1.7%
      11,099  Stericycle, Inc. (c)                     1,280,825
                                                    ------------
              FOOD & STAPLES RETAILING -- 3.5%
      10,954  Costco Wholesale Corp.                   1,261,024
      22,371  Whole Foods Market, Inc.                 1,308,704
                                                    ------------
                                                       2,569,728
                                                    ------------
              FOOD PRODUCTS -- 4.9%
      15,342  Green Mountain Coffee Roasters,
                 Inc. (c)                              1,155,713
      23,912  Kraft Foods Group, Inc.                  1,253,945
      39,986  Mondelez International, Inc.,
                 Class A                               1,256,360
                                                    ------------
                                                       3,666,018
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 3.5%
      29,309  DENTSPLY International, Inc.             1,272,304
       3,448  Intuitive Surgical, Inc. (c)             1,297,379
                                                    ------------
                                                       2,569,683
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 3.5%
      20,831  Express Scripts Holding Co. (c)          1,286,939
      12,304  Henry Schein, Inc. (c)                   1,275,925
                                                    ------------
                                                       2,562,864
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              HOTELS, RESTAURANTS & LEISURE --
                 3.5%
      16,975  Starbucks Corp.                       $  1,306,566
       8,331  Wynn Resorts Ltd.                        1,316,381
                                                    ------------
                                                       2,622,947
                                                    ------------
              INTERNET & CATALOG RETAIL -- 8.5%
       4,084  Amazon.com, Inc. (c)                     1,276,822
      24,473  Expedia, Inc.                            1,267,457
      52,775  Liberty Interactive Corp.,
                 Class A (c)                           1,238,629
       4,114  Netflix, Inc. (c)                        1,272,090
       1,288  priceline.com, Inc. (c)                  1,302,103
                                                    ------------
                                                       6,357,101
                                                    ------------
              INTERNET SOFTWARE & SERVICES -- 1.8%
      23,524  eBay, Inc. (c)                           1,312,404
                                                    ------------
              IT SERVICES -- 5.1%
      17,358  Automatic Data Processing, Inc.          1,256,372
      12,690  Fiserv, Inc. (c)                         1,282,324
      31,518  Paychex, Inc.                            1,280,892
                                                    ------------
                                                       3,819,588
                                                    ------------
              LEISURE EQUIPMENT & PRODUCTS -- 1.7%
      30,017  Mattel, Inc.                             1,256,512
                                                    ------------
              MACHINERY -- 1.7%
      22,410  PACCAR, Inc.                             1,247,341
                                                    ------------
              MEDIA -- 15.6%
       9,653  Charter Communications, Inc.,
                 Class A (c)                           1,300,838
      29,124  Comcast Corp., Class A                   1,314,949
      20,378  DIRECTV (c)                              1,217,586
      15,794  Discovery Communications, Inc.,
                 Class A (c)                           1,333,329
      16,500  Liberty Global PLC, Class A (c)          1,309,275
       8,712  Liberty Media Corp., Class A (c)         1,281,971
     329,576  Sirius XM Radio, Inc.                    1,275,459
      39,150  Twenty-First Century Fox, Inc.           1,311,525
      15,547  Viacom, Inc., Class B                    1,299,418
                                                    ------------
                                                      11,644,350
                                                    ------------
              METALS & MINING -- 1.7%
      17,606  Randgold Resources Ltd., ADR             1,259,357
                                                    ------------
              MULTILINE RETAIL -- 3.5%
      22,279  Dollar Tree, Inc. (c)                    1,273,468
      22,096  Sears Holdings Corp. (b) (c)             1,317,805
                                                    ------------
                                                       2,591,273
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND (QQXT)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              PHARMACEUTICALS -- 1.7%
      33,418  Mylan, Inc. (c)                       $  1,275,565
                                                    ------------
              PROFESSIONAL SERVICES -- 1.7%
      19,634  Verisk Analytics, Inc., Class A (c)      1,275,425
                                                    ------------
              SOFTWARE -- 1.7%
      76,041  Activision Blizzard, Inc.                1,267,603
                                                    ------------
              SPECIALTY RETAIL -- 7.0%
      17,125  Bed Bath & Beyond, Inc. (c)              1,324,790
      10,271  O'Reilly Automotive, Inc. (c)            1,310,477
      18,019  Ross Stores, Inc.                        1,311,783
      87,234  Staples, Inc.                            1,277,978
                                                    ------------
                                                       5,225,028
                                                    ------------
              TEXTILES, APPAREL & LUXURY GOODS --
                 1.7%
      10,894  Fossil Group, Inc. (c)                   1,266,318
                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS --
                 1.7%
      25,756  Fastenal Co.                             1,294,239
                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES
                 -- 3.6%
      16,731  SBA Communications Corp.,
                 Class A (c)                           1,346,176
      38,473  Vodafone Group PLC, ADR                  1,353,480
                                                    ------------
                                                       2,699,656

                                                      74,467,894
              TOTAL COMMON STOCKS -- 100.0%
              (Cost $59,811,221)                    ------------

              MONEY MARKET FUNDS -- 0.1%
      55,233  Morgan Stanley Institutional
                 Liquidity Funds - Treasury
                 Portfolio - Institutional Class
                 - 0.03% (d)                              55,233
              (Cost $55,233)                        ------------

              COLLATERAL FOR SECURITIES ON LOAN --
                 2.7%
              MONEY MARKET FUNDS -- 0.6%
     436,497  Goldman Sachs Financial Square
                 Treasury Instruments Fund -
                 Institutional Class - 0.001% (d)        436,497
                   (Cost $436,497)

 PRINCIPAL
   VALUE      DESCRIPTION                               VALUE
----------------------------------------------------------------
              REPURCHASE AGREEMENTS -- 2.1%
$  1,590,830  JPMorgan Chase & Co., 0.005% (d),
                 dated 09/30/13, dated 09/30/13,
                 due 10/01/13, with a maturity
                 value of $1,590,830.
                 Collateralized by U.S. Treasury
                 Note, interest rate of 0.625%,
                 due 11/30/17. The value of the
                 collateral including accrued
                 interest is $1,625,012.               1,590,830
              (Cost $1,590,830)                     ------------

              TOTAL COLLATERAL FOR SECURITIES ON
                 LOAN - 2.7%                           2,027,327
              (Cost $2,027,327)                     ------------

              TOTAL INVESTMENTS -- 102.8%             76,550,454
              (Cost $61,893,781) (e)
              NET OTHER ASSETS AND
               LIABILITIES -- (2.8)%                  (2,062,913)
                                                    ------------
              NET ASSETS -- 100.0%                  $ 74,487,541
                                                    ============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments. The aggregate value of such securities is $1,987,101 and the total value of the collateral held by the Fund is $2,027,327.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of September 30, 2013.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,237,326 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $580,653.


ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND (QQXT)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 74,467,894    $        --    $        --
Money Market Funds         491,730             --             --
Repurchase Agreements           --      1,590,830             --
                      ------------------------------------------
Total Investments     $ 74,959,624    $ 1,590,830    $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 4.0%
      76,710  Hexcel Corp. (a)                      $  2,976,348
                                                    ------------
              AUTOMOBILES -- 8.4%
      32,291  Tesla Motors, Inc. (a) (b)               6,245,725
                                                    ------------
              CAPITAL MARKETS -- 0.3%
      19,534  Hannon Armstrong Sustainable
                 Infrastructure Capital, Inc.            222,688
                                                    ------------
              CHEMICALS -- 1.0%
      42,530  Zoltek Cos., Inc. (a) (b)                  709,826
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 0.8%
      37,388  EnerNOC, Inc. (a)                          560,446
                                                    ------------
              CONSTRUCTION & ENGINEERING
                   -- 0.5%
      34,152  Ameresco, Inc., Class A (a)                342,203
                                                    ------------
              ELECTRIC UTILITIES -- 7.5%
      59,311  ITC Holdings Corp.                       5,566,930
                                                    ------------
              ELECTRICAL EQUIPMENT -- 6.6%
     377,045  Capstone Turbine Corp. (a)                 444,913
      51,645  Enphase Energy, Inc. (a) (b)               420,390
     237,522  FuelCell Energy, Inc. (a) (b)              306,403
      26,742  PowerSecure International, Inc. (a)        429,209
      99,224  Revolution Lighting Technologies,
                 Inc. (a) (b)                            254,014
      87,064  SolarCity Corp. (a) (b)                  3,012,415
                                                    ------------
                                                       4,867,344
                                                    ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS &
                 COMPONENTS -- 9.4%
     208,561  AVX Corp.                                2,738,406
      48,370  Itron, Inc. (a)                          2,071,687
      36,525  Maxwell Technologies, Inc. (a)             331,647
      57,164  Universal Display Corp. (a) (b)          1,830,963
                                                    ------------
                                                       6,972,703
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 3.1%
      94,251  Amyris, Inc. (a) (b)                       217,720
      37,345  Green Plains Renewable Energy, Inc.        599,387
      41,426  Renewable Energy Group, Inc. (a)           627,604
      77,058  Solazyme, Inc. (a) (b)                     829,915
                                                    ------------
                                                       2,274,626
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 57.1%
      49,223  Advanced Energy Industries,
                 Inc. (a)                                862,387
      12,157  Aixtron SE, ADR (a)                        206,183
      62,158  Canadian Solar, Inc. (a)                 1,056,064
      98,345  Cree, Inc. (a)                           5,919,386

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
     157,806  Fairchild Semiconductor
                 International, Inc. (a)            $  2,191,925
     110,413  First Solar, Inc. (a)                    4,439,707
     152,904  GT Advanced Technologies,
                 Inc. (a) (b)                          1,301,213
      87,539  International Rectifier Corp. (a)        2,168,341
      35,465  JA Solar Holdings Co. Ltd.
                 ADR (a) (b)                             360,679
      13,025  JinkoSolar Holding Co., Ltd.,
                 ADR (a) (b)                             293,714
     142,373  Linear Technology Corp.                  5,646,513
     106,005  Microsemi Corp. (a)                      2,570,621
     376,873  ON Semiconductor Corp. (a)               2,751,173
      36,611  Power Integrations, Inc.                 1,982,486
      81,337  ReneSola Ltd., ADR (a)                     405,872
      27,993  Rubicon Technology, Inc. (a)               338,995
     286,861  SunEdison, Inc. (a)                      2,286,282
     126,969  SunPower Corp. (a) (b)                   3,321,509
      91,625  Trina Solar Ltd., ADR (a)                1,416,522
      48,545  Veeco Instruments, Inc. (a)              1,807,330
     127,635  Yingli Green Energy Holding Co.,
                 Ltd., ADR (a) (b)                       885,787
                                                    ------------
                                                      42,212,689
                                                    ------------
              SOFTWARE -- 1.3%
      57,683  Silver Spring Networks, Inc. (a)           999,646
                                                    ------------

              TOTAL COMMON STOCKS
                  -- 100.0%                           73,951,174
              (Cost $60,525,890)                    ------------

              COLLATERAL FOR SECURITIES ON LOAN
                   -- 12.7%
              MONEY MARKET FUNDS -- 2.7%
   2,022,067  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class - 0.001% (c)     2,022,067
              (Cost $2,022,067)
 PRINCIPAL
   VALUE
------------
              REPURCHASE AGREEMENTS --
                  10.0%
$  7,369,494  JPMorgan Chase & Co., 0.005%
                 (c), dated 09/30/13, due
                 10/01/13, with a maturity value
                 of $7,369,495. Collateralized by
                 U.S. Treasury Note, interest rate
                 of 0.625%, due 11/30/17. The
                 value of the collateral including
                 accrued interest is $7,527,840.       7,369,494
              (Cost $7,369,494)                     ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

SEPTEMBER 30, 2013 (UNAUDITED)

              DESCRIPTION                               VALUE
----------------------------------------------------------------
              TOTAL COLLATERAL FOR SECURITIES ON
                  LOAN - 12.7%                      $  9,391,561
              (Cost $9,391,561)                     ------------

              TOTAL INVESTMENTS -- 112.7%             83,342,735
              (Cost $69,917,451) (d)
              NET OTHER ASSETS AND
                 LIABILITIES -- (12.7)%               (9,391,512)
                                                    ------------
              NET ASSETS -- 100.0%                  $ 73,951,223
                                                    ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $9,112,195 and the total value of the collateral held by the Fund is $9,391,561.

(c)   Interest rate shown reflects yield as of September 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,516,549 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,091,265.

ADR   - American Depositary Receipt


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 73,951,174    $        --    $        --
Money Market Funds       2,022,067             --             --
Repurchase Agreements           --      7,369,494             --
                      ------------------------------------------
Total Investments     $ 75,973,241    $ 7,369,494    $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) -- 99.8%
              DIVERSIFIED REITS -- 9.4%
      10,621  American Assets Trust, Inc.           $    324,047
      57,118  American Realty Capital
                 Properties, Inc.                        696,840
       5,920  Armada Hoffler Properties, Inc.             58,667
      54,497  Cousins Properties, Inc.                   560,774
      73,060  Chambers Street Properties                 641,467
     100,411  Duke Realty Corp.                        1,550,346
      18,155  First Potomac Realty Trust                 228,208
       4,379  Gladstone Commercial Corp.                  78,647
         376  Gyrodyne Co. of America, Inc.               28,162
      31,520  Investors Real Estate Trust                260,040
      59,492  Lexington Realty Trust                     668,095
      44,137  Liberty Property Trust                   1,571,277
       3,558  One Liberty Properties, Inc.                72,156
       5,649  PS Business Parks, Inc.                    421,528
       8,614  Select Income REIT                         222,241
     108,713  Spirit Realty Capital, Inc.                997,985
      53,722  Vornado Realty Trust                     4,515,871
      20,543  Washington Real Estate Investment
                 Trust                                   519,122
       5,312  Whitestone REIT                             78,246
       9,145  Winthrop Realty Trust                      101,967
      17,285  WP Carey, Inc.                           1,118,340
                                                    ------------
                                                      14,714,026
                                                    ------------
              INDUSTRIAL REITS -- 5.2%
      96,807  DCT Industrial Trust, Inc.                 696,042
       9,362  EastGroup Properties, Inc.                 554,324
      30,912  First Industrial Realty Trust, Inc.        502,938
      13,460  Monmouth Real Estate Investment
                 Corp., Class A                          122,082
     154,032  Prologis, Inc.                           5,794,684
       4,912  Rexford Industrial Realty, Inc. (b)         66,361
      13,079  STAG Industrial, Inc.                      263,149
       7,114  Terreno Realty Corp.                       126,345
                                                    ------------
                                                       8,125,925
                                                    ------------
              OFFICE REITS -- 13.3%
      22,069  Alexandria Real Estate
                  Equities, Inc.                       1,409,106
      59,353  BioMed Realty Trust, Inc.                1,103,372
      47,077  Boston Properties, Inc.                  5,032,531
      48,410  Brandywine Realty Trust                    638,044
      34,357  CommonWealth REIT                          752,762
       6,612  Coresite Realty Corp.                      224,411
      26,987  Corporate Office Properties Trust          623,400
       5,808  CyrusOne, Inc.                             110,236
      39,675  Digital Realty Trust, Inc.               2,106,742
      40,088  Douglas Emmett, Inc.                       940,865
      19,970  DuPont Fabros Technology, Inc.             514,627
      26,927  Franklin Street Properties Corp.           343,050
      16,890  Government Properties
                  Income Trust                           404,178

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              OFFICE REITS -- (CONTINUED)
      12,106  Gramercy Property Trust, Inc. (b)     $     50,240
      27,755  Highwoods Properties, Inc.                 980,029
      13,315  Hudson Pacific Properties, Inc.            258,977
      25,088  Kilroy Realty Corp.                      1,253,146
      27,188  Mack-Cali Realty Corp.                     596,505
      13,134  Parkway Properties, Inc.                   233,391
      51,762  Piedmont Office Realty Trust, Inc.,
                 Class A                                 898,588
      28,414  SL Green Realty Corp.                    2,524,300
                                                    ------------
                                                      20,998,500
                                                    ------------
              RESIDENTIAL REITS -- 15.8%
      32,369  American Campus
                 Communities, Inc.                     1,105,401
      14,277  American Homes 4 Rent,
                 Class A (b)                             230,574
       4,267  American Residential
                  Properties, Inc. (b)                    75,142
      45,074  Apartment Investment & Management
                 Co., Class A                          1,259,368
      15,587  Associated Estates Realty Corp.            232,402
      37,577  AvalonBay Communities, Inc.              4,775,661
      23,838  BRE Properties, Inc.                     1,210,017
      26,339  Camden Property Trust                    1,618,268
      19,930  Campus Crest Communities, Inc.             215,244
      25,246  Colonial Properties Trust                  567,783
      35,469  Education Realty Trust, Inc.               322,768
      24,461  Equity Lifestyle Properties, Inc.          835,832
     103,524  Equity Residential                       5,545,781
      11,749  Essex Property Trust, Inc.               1,735,327
      17,567  Home Properties, Inc.                    1,014,494
      13,202  Mid-America Apartment Communities,
                 Inc.                                    825,125
      16,870  Post Properties, Inc.                      759,487
      11,541  Silver Bay Realty Trust Corp.              180,732
      10,374  Sun Communities, Inc.                      442,140
      77,460  UDR, Inc.                                1,835,802
       5,248  UMH Properties, Inc.                        52,113
                                                    ------------
                                                      24,839,461
                                                    ------------
              RETAIL REITS -- 26.4%
      17,130  Acadia Realty Trust                        422,768
       3,844  Agree Realty Corp.                         116,012
         647  Alexander's, Inc.                          185,120
       5,578  AmREIT, Inc.                                96,778
      52,488  CBL & Associates Properties, Inc.        1,002,521
      19,205  Cedar Realty Trust, Inc.                    99,482
     129,058  Cole Real Estate investment, Inc.        1,582,251
      80,071  DDR Corp.                                1,257,915
      19,541  Equity One, Inc.                           427,166
      14,882  Excel Trust, Inc.                          178,584
      20,295  Federal Realty Investment Trust          2,058,928
     171,126  General Growth Properties, Inc.          3,301,021
       8,254  Getty Realty Corp.                         160,375

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              RETAIL REITS -- (CONTINUED)
      44,806  Glimcher Realty Trust                 $    436,858
      25,856  Inland Real Estate Corp.                   264,507
     126,547  Kimco Realty Corp.                       2,553,718
      28,972  Kite Realty Group Trust                    171,804
      43,416  Macerich (The) Co.                       2,450,399
      37,439  National Retail Properties, Inc.         1,191,309
      21,052  Pennsylvania Real Estate Investment
                 Trust                                   393,672
      18,840  Ramco-Gershenson Properties Trust          290,324
      60,601  Realty Income Corp.                      2,408,890
      28,511  Regency Centers Corp.                    1,378,507
      19,310  Retail Opportunity
                 Investments Corp.                       266,864
      56,291  Retail Properties of America, Inc.,
                 Class A                                 774,001
       7,974  Rouse Properties, Inc.                     164,105
       3,888  Saul Centers, Inc.                         179,820
      95,870  Simon Property Group, Inc.              14,210,810
      29,170  Tanger Factory Outlet Centers, Inc.        952,401
      19,721  Taubman Centers, Inc.                    1,327,421
       7,846  Urstadt Biddle Properties, Inc.,
                 Class A                                 155,978
      34,654  Weingarten Realty Investors              1,016,402
                                                    ------------
                                                      41,476,711
                                                    ------------
              SPECIALIZED REITS -- 29.7%
      21,653  Ashford Hospitality Trust                  267,198
       4,727  Aviv REIT, Inc.                            107,776
       6,969  Chatham Lodging Trust                      124,466
      15,010  Chesapeake Lodging Trust                   353,335
      35,743  Corrections Corp. of America             1,234,921
      38,820  CubeSmart                                  692,549
      60,386  DiamondRock Hospitality Co.                644,319
      14,570  EPR Properties                             710,142
      32,771  Extra Space Storage, Inc.                1,499,273
      34,128  FelCor Lodging Trust, Inc. (b)             210,228
      22,243  Geo Group (The), Inc.                      739,580
     140,591  HCP, Inc.                                5,757,201
      88,581  Health Care REIT, Inc.                   5,525,683
      29,613  Healthcare Realty Trust, Inc.              684,356
      53,546  Healthcare Trust of America, Inc.,
                 Class A                                 563,304
      59,479  Hersha Hospitality Trust                   332,488
      43,171  Hospitality Properties Trust             1,221,739
     231,703  Host Hotels & Resorts, Inc.              4,094,192
      29,736  LaSalle Hotel Properties                   848,071
      10,736  LTC Properties, Inc.                       407,753
      49,450  Medical Properties Trust, Inc.             601,807
       7,577  National Health Investors, Inc.            431,056
      36,192  OMEGA Healthcare Investors, Inc.         1,081,055
      19,026  Pebblebrook Hotel Trust                    546,236

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              SPECIALIZED REITS -- (CONTINUED)
       3,707  Physicians Realty Trust (b)           $     44,929
      44,635  Public Storage                           7,166,149
      37,930  RLJ Lodging Trust                          890,976
      15,955  Ryman Hospitality Properties               550,607
      11,533  Sabra Health Care REIT, Inc.               265,374
      58,104  Senior Housing Properties Trust          1,356,147
       9,713  Sovran Self Storage, Inc.                  735,080
      55,873  Strategic Hotels & Resorts, Inc. (b)       484,978
      25,077  Summit Hotel Properties, Inc.              230,458
      50,315  Sunstone Hotel Investors, Inc.             641,013
       3,924  Universal Health Realty
                 Income Trust                            164,298
      90,585  Ventas, Inc.                             5,570,978
                                                    ------------
                                                      46,779,715

              TOTAL COMMON STOCKS -- 99.8%           156,934,338
              (Cost $160,400,922)

              MONEY MARKET FUNDS -- 0.1%
     228,679  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional Class -
                 0.03% (c)
              (Cost $228,679)                            228,679
                                                    ------------
              TOTAL INVESTMENTS -- 99.9%
              (Cost $160,629,601) (d)                157,163,017
              NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                        97,407
                                                    ------------
              NET ASSETS -- 100.0%                  $157,260,424
                                                    ============

(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of September 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,416,370 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,882,954.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $156,934,338    $        --    $        --
Money Market Funds         228,679             --             --
                      ------------------------------------------
Total Investments     $157,163,017    $        --    $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND (FIW)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              CHEMICALS -- 3.3%
      49,931  Ashland, Inc.                         $  4,617,619
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 2.6%
     140,732  Tetra Tech, Inc. (a)                     3,643,551
                                                    ------------
              CONSTRUCTION & ENGINEERING -- 6.0%
      50,293  AECOM Technology Corp. (a)               1,572,662
      77,029  Layne Christensen Co. (a)                1,537,499
     158,795  Northwest Pipe Co. (a)                   5,221,179
                                                    ------------
                                                       8,331,340
                                                    ------------
              ELECTRICAL EQUIPMENT -- 7.0%
      43,819  Emerson Electric Co.                     2,835,089
      71,575  Franklin Electric Co., Inc.              2,820,055
      30,630  Roper Industries, Inc.                   4,069,808
                                                    ------------
                                                       9,724,952
                                                    ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS &
                 COMPONENTS -- 3.8%
     113,756  Badger Meter, Inc.                       5,289,654
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 2.0%
      27,563  IDEXX Laboratories, Inc. (a)             2,746,653
                                                    ------------
              INDUSTRIAL CONGLOMERATES -- 3.5%
      68,859  Danaher Corp.                            4,773,306
                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES --
                 3.1%
      83,863  Agilent Technologies, Inc.               4,297,979
                                                    ------------
              MACHINERY -- 46.7%
      41,533  Crane Co.                                2,561,340
     931,815  Energy Recovery, Inc. (a)                6,755,659
   1,229,997  Flow International Corp. (a)             4,907,688
      44,552  Flowserve Corp.                          2,779,599
     147,886  Gorman-Rupp (The) Co.                    5,933,186
      45,615  IDEX Corp.                               2,976,379
      51,715  ITT Corp.                                1,859,154
      62,739  Lindsay Corp.                            5,120,757
      29,819  Mueller Industries, Inc.                 1,660,024
     362,831  Mueller Water Products, Inc.,
                 Class A                               2,899,020
      36,029  Pall Corp.                               2,775,674
      82,385  Pentair Ltd.                             5,350,082
     274,553  Rexnord Corp. (a)                        5,710,703
      17,466  Valmont Industries, Inc.                 2,426,202
     103,492  Watts Water Technologies, Inc.,
                 Class A                               5,833,844
     181,414  Xylem, Inc.                              5,066,893
                                                    ------------
                                                      64,616,204
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              MULTI-UTILITIES -- 1.6%
     125,203  Veolia Environnment, ADR              $  2,143,475
                                                    ------------
              WATER UTILITIES -- 20.4%
      92,568  American States Water Co.                2,551,174
     119,971  American Water Works Co., Inc.           4,952,403
     196,233  Aqua America, Inc.                       4,852,842
     247,485  California Water Service Group           5,028,896
     423,770  Cia de Saneamento Basico do Estado
                 de Sao Paulo, ADR                     4,220,749
     327,127  Consolidated Water Co., Ltd.             4,897,091
      57,997  SJW Corp.                                1,625,076
                                                    ------------
                                                      28,128,231
                                                    ------------
              TOTAL COMMON STOCKS -- 100.0%          138,312,964
              (Cost $109,193,695)

              MONEY MARKET FUNDS -- 0.0%
       3,551  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional Class -
                 0.03% (b)                                 3,551
              (Cost $3,551)                         ------------

              TOTAL INVESTMENTS -- 100.0%            138,316,515
              (Cost $109,197,246) (c)
              NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                    (36,969)
                                                    ------------
              NET ASSETS -- 100.0%                  $138,279,546
                                                    ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of September 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,567,705 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $448,436.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND (FIW)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $138,312,964    $        --    $        --
Money Market Funds           3,551             --             --
                      ------------------------------------------
Total Investments     $138,316,515    $        --    $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.1%
              GAS UTILITIES -- 3.9%
     831,273  Questar Corp.                         $ 18,695,330
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 96.2%
     193,377  Anadarko Petroleum Corp.                17,982,127
     210,952  Apache Corp.                            17,960,453
     760,509  Bill Barrett Corp. (a) (b)              19,096,381
     488,089  Cabot Oil & Gas Corp.                   18,215,482
     686,652  Chesapeake Energy Corp.                 17,770,554
     202,018  Cimarex Energy Co.                      19,474,535
   1,193,028  Comstock Resources, Inc.                18,981,075
     313,631  Devon Energy Corp.                      18,115,327
   1,016,822  EnCana Corp.                            17,621,525
     207,817  EQT Corp.                               18,437,524
   2,590,237  EXCO Resources, Inc. (a)                17,458,197
   2,948,950  Forest Oil Corp. (a) (b)                17,988,595
     670,314  Goodrich Petroleum Corp. (b)            16,281,927
   3,372,556  Magnum Hunter Resources
                 Corp. (a) (b)                        20,808,671
     715,353  Newfield Exploration Co. (b)            19,579,212
     275,303  Noble Energy, Inc.                      18,448,054
   3,042,023  Penn Virginia Corp. (b)                 20,229,453
     651,244  QEP Resources, Inc.                     18,032,946
  10,007,099  Quicksilver Resources, Inc. (a) (b)     19,713,985
     232,871  Range Resources Corp.                   17,672,580
     482,808  Southwestern Energy Co. (b)             17,564,555
     804,966  Statoil ASA, ADR                        18,256,629
     603,394  Stone Energy Corp. (b)                  19,568,067
   1,667,851  Talisman Energy, Inc.                   19,180,287
     887,687  Ultra Petroleum Corp. (a) (b)           18,259,722
                                                    ------------
                                                     462,697,863
                                                    ------------

              TOTAL COMMON STOCKS -- 100.1%          481,393,193
              (Cost $500,640,744)                   ------------

              WARRANTS -- 0.0%
              OIL, GAS & CONSUMABLE FUELS  -- 0.0%
     468,974  Magnum Hunter Resources Corp.,
                 expiring 04/15/16 @ $0 (b) (c)                0
              (Cost $0)                             ------------

              COLLATERAL FOR SECURITIES ON LOAN --
                 13.6%
              MONEY MARKET FUNDS -- 2.9%
  14,068,500  Goldman Sachs Financial Square
                 Treasury Instruments Fund -
                 Institutional Class - 0.001% (d)     14,068,500
              (Cost $14,068,500)

 PRINCIPAL
   VALUE      DESCRIPTION                               VALUE
----------------------------------------------------------------
              REPURCHASE AGREEMENTS -- 10.7%
$ 51,273,150  JPMorgan Chase & Co., 0.005% (d),
                 dated 09/30/13, due 20/01/13,
                 with a maturity value of
                 $51,273,157. Collateralized by
                 U.S. Treasury Note, interest rate
                 of 0.625%, due 11/30/17. The
                 value of the collateral including
                 accrued interest is $52,374,840.     51,273,150
              (Cost $51,273,150)                    ------------

              TOTAL COLLATERAL FOR SECURITIES ON
                 LOAN - 13.6%                         65,341,650
              (Cost $65,341,650)                    ------------

              TOTAL INVESTMENTS -- 113.7%            546,734,843
              (Cost $565,982,394) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (13.7)%              (66,072,854)
                                                    ------------
              NET ASSETS -- 100.0%                  $480,661,989
                                                    ============

(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $63,679,989 and the total value of the collateral held by the Fund is $65,341,650.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Interest rate shown reflects yield as of September 30, 2013.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $51,941,428 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $71,188,979.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $481,393,193    $        --    $        --
Money Market Funds      14,068,500             --             --
Repurchase Agreements           --     51,273,150             --
Warrants*                       --             -- **          --
                      ------------------------------------------
Total Investments     $495,461,693    $51,273,150    $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AUTOMOBILES -- 3.7%
      87,732  Tata Motors Ltd., ADR                 $  2,335,426
                                                    ------------
              COMMERCIAL BANKS -- 9.5%
     102,922  HDFC Bank Ltd., ADR                      3,167,939
      94,918  ICICI Bank Ltd., ADR                     2,893,101
                                                    ------------
                                                       6,061,040
                                                    ------------
              DIVERSIFIED CONSUMER SERVICES --
                 0.7%
      17,234  New Oriental Education & Technology
                 Group, Inc., ADR                        429,127
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.3%
       7,931  China Telecom Corp., Ltd., ADR             392,029
      28,663  China Unicom (Hong Kong) Ltd.,
                 ADR (a)                                 441,984
                                                    ------------
                                                         834,013
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 0.6%
       9,620  Mindray Medical International Ltd.,
                 ADR (a)                                 374,122
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 5.8%
      25,648  China Lodging Group Ltd.,
                 ADR (a) (b)                             487,056
      13,157  Home Inns & Hotels Management, Inc.,
                 ADR (a) (b)                             436,812
      86,805  Melco Crown Entertainment Ltd.,
                 ADR (b)                               2,763,003
                                                    ------------
                                                       3,686,871
                                                    ------------
              INDEPENDENT POWER PRODUCERS & ENERGY
                 TRADERS -- 0.6%
      10,381  Huaneng Power International, Inc.,
                 ADR                                     415,759
                                                    ------------
              INSURANCE -- 0.6%
      10,473  China Life Insurance Co., Ltd., ADR        406,981
                                                    ------------
              INTERNET & CATALOG RETAIL -- 4.7%
      30,855  Ctrip.com International Ltd.,
                 ADR (b)                               1,802,858
      48,765  E-Commerce China Dangdang, Inc.,
                 Class A, ADR (a) (b)                    511,057
      11,729  Vipshop Holdings Ltd., ADR (a) (b)         666,207
                                                    ------------
                                                       2,980,122
                                                    ------------
              INTERNET SOFTWARE & SERVICES --
                 19.6%
      37,357  Baidu, Inc., ADR (b)                     5,797,059
       6,235  NetEase, Inc., ADR                         452,723

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES
                 (CONTINUED)
      23,963  Qihoo 360 Technology Co. Ltd.,
                 ADR (b)                            $  1,993,722
     118,493  Renren, Inc., ADR (a) (b)                  399,322
      18,435  SINA Corp. (b)                           1,496,369
       5,863  Sohu.com, Inc. (b)                         462,180
      14,794  SouFun Holdings Ltd., ADR (a)              763,962
      18,728  Youku Tudou, Inc., ADR (b)                 513,147
      13,355  YY, Inc., ADR (b)                          624,747
                                                    ------------
                                                      12,503,231
                                                    ------------
              IT SERVICES -- 14.1%
      92,593  Infosys Ltd., ADR                        4,454,649
     304,779  Wipro Ltd., ADR (a)                      3,127,032
      68,081  WNS Holdings Ltd., ADR (b)               1,444,679
                                                    ------------
                                                       9,026,360
                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES --
                 0.8%
      17,816  WuXi PharmaTech Cayman, Inc.,
                 ADR (b)                                 488,158
                                                    ------------
              MARINE -- 0.6%
      16,808  Seaspan Corp. (a)                          411,292
                                                    ------------
              METALS & MINING -- 0.6%
      45,444  Aluminum Corp. of China Ltd.,
                 ADR (a) (b)                             418,539
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS -- 8.7%
       5,369  China Petroleum & Chemical Corp.,
                 ADR                                     420,339
      12,531  CNOOC Ltd., ADR                          2,528,756
      19,782  PetroChina Co., Ltd., ADR (a)            2,175,031
      44,749  Yanzhou Coal Mining Co., Ltd.,
                 ADR (a)                                 427,800
                                                    ------------
                                                       5,551,926
                                                    ------------
              PHARMACEUTICALS -- 3.4%
      58,197  Dr. Reddy's Laboratories Ltd., ADR       2,199,265
                                                    ------------
              PROFESSIONAL SERVICES -- 0.7%
       6,267  51job, Inc., ADR (b)                       450,096
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 4.7%
      55,366  JA Solar Holdings Co., Ltd.,
                 ADR (a) (b)                             563,072
      17,976  Spreadtrum Communications, Inc., ADR       547,549
      64,142  Trina Solar Ltd., ADR (b)                  991,636

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
     132,531  Yingli Green Energy Holding Co.,
                 Ltd., ADR (a) (b)                  $    919,765
                                                    ------------
                                                       3,022,022
                                                    ------------
              SOFTWARE -- 5.7%
      32,762  AsiaInfo-Linkage, Inc. (b)                 378,073
      30,625  AutoNavi Holdings Ltd., ADR (a) (b)        456,619
      12,266  Changyou.com Ltd., ADR (a) (b)             435,688
      50,048  Giant Interactive Group, Inc.,
                 ADR (a)                                 456,438
      47,250  NQ Mobile, Inc., ADR (a) (b)             1,029,578
      23,907  Perfect World Co., Ltd., ADR (a)           475,749
      98,540  Shanda Games Ltd., ADR (b)                 385,291
                                                    ------------
                                                       3,617,436
                                                    ------------
              TEXTILES, APPAREL & LUXURY GOODS --
                 7.0%
      60,214  Michael Kors Holdings Ltd. (b)           4,487,147
                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES
                 -- 6.6%
      74,244  China Mobile Ltd., ADR                   4,189,589
                                                    ------------
              TOTAL COMMON STOCKS -- 100.0%           63,888,522
                                                    ------------
              (Cost $51,413,657)

              COLLATERAL FOR SECURITIES ON LOAN --
                 14.3%
              MONEY MARKET FUNDS -- 3.1%
   1,968,118  Goldman Sachs Financial Square
                 Treasury Instruments Fund -
                 Institutional Class - 0.001% (c)      1,968,118
              (Cost $1,968,118)

 PRINCIPAL
   VALUE
------------
              REPURCHASE AGREEMENTS -- 11.2%
$  7,172,875  JPMorgan Chase & Co., 0.005%  (c),
                 dated 09/30/13, due 10/01/13,
                 with a maturity value of
                 $7,172,876. Collateralized by
                 U.S. Treasury Note, interest rate
                 of 0.625%, due 11/30/17. The
                 value of the collateral including
                 accrued interest is $7,326,996.       7,172,875
              (Cost $7,172,875)                     ------------

              TOTAL COLLATERAL FOR SECURITIES ON
                 LOAN - 14.3%                          9,140,993
              (Cost $9,140,993)                     ------------


              DESCRIPTION                               VALUE
----------------------------------------------------------------
              TOTAL INVESTMENTS -- 114.3%           $ 73,029,515
              (Cost $60,554,650) (d)
              NET OTHER ASSETS AND
                 LIABILITIES -- (14.3)%               (9,149,497)
                                                    ------------
              NET ASSETS -- 100.0%                  $ 63,880,018
                                                    ============

(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $8,927,861 and the total value of the collateral held by the Fund is $9,140,993.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of September 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,978,989 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,504,124.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 63,888,522    $        --    $        --
Money Market Funds       1,968,118             --             --
Repurchase Agreements           --      7,172,875             --
                      ------------------------------------------
Total Investments     $ 65,856,640    $ 7,172,875    $        --
                      ==========================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

SEPTEMBER 30, 2013 (UNAUDITED)

COUNTRY ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
-----------------------------------------------------------
China                                                50.1%
India                                                30.7
Hong Kong                                            19.2
United States                                        14.3
Net Other Assets and Liabilities                    (14.3)
                                                  ---------
                                                    100.0%
                                                  =========

 * See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.1%
              COMMERCIAL BANKS -- 87.0%
       6,798  1st Source Corp.                      $    183,002
       6,665  Ameris Bancorp (a)                         122,503
       3,429  Arrow Financial Corp.                       87,474
      46,280  Associated Banc-Corp.                      716,877
       4,263  BancFirst Corp.                            230,500
      10,420  Bancorp (The), Inc. (a)                    184,642
       9,883  Bank of the Ozarks, Inc.                   474,285
       5,451  Banner Corp.                               208,010
      22,087  BBCN Bancorp, Inc.                         303,917
      19,170  BOK Financial Corp.                      1,214,419
      22,265  Boston Private Financial Holdings,
                 Inc.                                    247,141
       3,778  Bryn Mawr Bank Corp.                       101,893
       9,269  Capital Bank Financial Corp.,
                 Class A (a)                             203,455
       8,441  Cardinal Financial Corp.                   139,530
      22,001  Cathay General Bancorp                     514,163
       7,680  Chemical Financial Corp.                   214,426
       4,374  City Holding Co.                           189,132
      11,235  CoBiz Financial, Inc.                      108,530
      14,296  Columbia Banking System, Inc.              353,111
      25,294  Commerce Bancshares, Inc.                1,108,130
       4,378  Community Trust Bancorp, Inc.              177,703
      29,283  CVB Financial Corp.                        395,906
       7,188  Eagle Bancorp, Inc. (b)                    203,348
      38,414  East West Bancorp, Inc.                  1,227,327
      24,179  First Busey Corp.                          125,973
       2,395  First Citizens BancShares, Inc.,
                 Class A                                 492,412
       5,592  First Community Bancshares, Inc.            91,429
       4,670  First Connecticut Bancorp, Inc.             68,649
      16,094  First Financial Bancorp                    244,146
       8,915  First Financial Bankshares, Inc.           524,380
       3,711  First Financial Corp.                      117,156
       6,709  First Financial Holdings, Inc.             370,068
       5,285  First Interstate BancSystem, Inc.          127,633
       8,034  First Merchants Corp.                      139,229
      20,934  First Midwest Bancorp, Inc.                316,313
       2,538  First of Long Island (The) Corp.            98,601
      46,028  FirstMerit Corp.                           999,268
       8,400  Flushing Financial Corp.                   154,980
      54,052  Fulton Financial Corp.                     631,327
      20,523  Glacier Bancorp, Inc.                      507,123
       3,807  Great Southern Bancorp, Inc.               107,472
      22,893  Hancock Holding Co.                        718,382
       8,815  Hanmi Financial Corp.                      146,065
       4,723  Heartland Financial USA, Inc.              131,583
      15,688  Home BancShares, Inc.                      476,445
       5,808  HomeTrust Bancshares, Inc. (a)              95,832
       8,292  IBERIABANK Corp.                           430,106
       6,402  Independent Bank Corp.                     228,551
      18,740  International Bancshares Corp.             405,346
      31,211  Investors Bancorp, Inc.                    682,897

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMERCIAL BANKS (CONTINUED)
       9,968  Lakeland Bancorp, Inc.                $    112,140
       4,588  Lakeland Financial Corp.                   149,798
      15,287  MB Financial, Inc.                         431,705
      40,619  National Penn Bancshares, Inc.             408,221
      12,156  NBT Bancorp, Inc.                          279,345
       3,195  OmniAmerican Bancorp, Inc. (a)              78,150
      12,352  PacWest Bancorp                            424,415
       9,791  Pinnacle Financial Partners,
                 Inc. (a)                                291,870
      28,809  Popular, Inc. (a)                          755,660
      21,220  PrivateBancorp, Inc.                       454,108
       7,039  Renasant Corp.                             191,250
       5,166  Republic Bancorp, Inc., Class A            142,323
       8,294  S&T Bancorp, Inc.                          200,881
       4,052  S.Y. Bancorp, Inc.                         114,793
       6,966  Sandy Spring Bancorp, Inc.                 162,029
      13,181  Signature Bank (a)                       1,206,325
       4,530  Simmons First National Corp.,
                 Class A                                 140,838
       4,983  Southside Bancshares, Inc.                 133,644
       5,492  Southwest Bancorp, Inc. (a)                 81,336
       8,920  State Bank Financial Corp.                 141,560
       6,339  StellarOne Corp.                           142,627
      17,379  Sterling Financial Corp.                   497,908
      52,201  Susquehanna Bancshares, Inc.               655,123
      12,704  SVB Financial Group (a)                  1,097,244
       8,174  Taylor Capital Group, Inc. (a)             181,054
      11,397  Texas Capital Bancshares, Inc. (a)         523,920
       8,806  TowneBank                                  126,983
       4,484  TriCo Bancshares                           102,146
      18,736  Trustmark Corp.                            479,642
      11,331  UMB Financial Corp.                        615,727
      31,209  Umpqua Holdings Corp.                      506,210
       6,940  Union First Market Bankshares Corp.        162,188
      14,047  United Bankshares, Inc.                    407,082
      16,566  United Community Banks, Inc. (a)           248,490
      11,136  ViewPoint Financial Group, Inc.            230,181
       4,620  Washington Trust Bancorp, Inc.             145,207
       8,167  WesBanco, Inc.                             242,805
       7,466  Westamerica Bancorporation                 371,359
      19,724  Wilshire Bancorp, Inc.                     161,342
      11,079  Wintrust Financial Corp.                   455,015
      51,461  Zions Bancorporation                     1,411,061
                                                    ------------
                                                      32,004,495
                                                    ------------
              IT SERVICES -- 0.5%
       3,208  Cass Information Systems, Inc.             171,211
                                                    ------------
              THRIFTS & MORTGAGE FINANCE -- 12.6%
      12,949  Bank Mutual Corp.                           81,190
      21,976  Beneficial Mutual Bancorp, Inc. (a)        219,101
       3,844  Bofi Holding, Inc. (a)                     249,322
      19,567  Brookline Bancorp, Inc.                    184,126
      41,231  Capitol Federal Financial, Inc.            512,501
       6,345  Charter Financial Corp.                     68,526
      10,169  Dime Community Bancshares, Inc.            169,314

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              THRIFTS & MORTGAGE FINANCE
                 (CONTINUED)
       2,727  First Defiance Financial Corp.        $     63,785
       4,021  HomeStreet, Inc.                            77,605
      16,239  Northfield Bancorp, Inc.                   197,141
      26,241  Northwest Bancshares, Inc.                 346,906
       4,910  OceanFirst Financial Corp.                  83,028
      12,659  Oritani Financial Corp.                    208,367
       7,347  Rockville Financial, Inc.                   95,511
       2,921  Territorial Bancorp, Inc.                   64,174
      86,221  TFS Financial Corp. (a)                  1,032,065
      26,309  TrustCo Bank Corp.                         156,802
       5,480  United Financial Bancorp, Inc.              88,612
      28,865  Washington Federal, Inc.                   596,928
       2,459  WSFS Financial Corp.                       148,155
                                                    ------------
                                                       4,643,159
                                                    ------------

              TOTAL INVESTMENTS -- 100.1%             36,818,865
              (Cost $34,168,925) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%                     (38,750)
                                                    ------------
              NET ASSETS -- 100.0%                  $ 36,780,115
                                                    ============

(a)   Non-income producing security.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,902,145 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $252,205.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 36,818,865    $        --    $        --
                      ==========================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.2%
              AEROSPACE & DEFENSE -- 2.7%
         196  Boeing (The) Co.                      $     23,030
          94  General Dynamics Corp.                       8,227
         222  Honeywell International, Inc.               18,435
          25  L-3 Communications Holdings, Inc.            2,362
          76  Lockheed Martin Corp.                        9,694
          65  Northrop Grumman Corp.                       6,192
          41  Precision Castparts Corp.                    9,317
          91  Raytheon Co.                                 7,013
          38  Rockwell Collins, Inc.                       2,579
          79  Textron, Inc.                                2,181
         239  United Technologies Corp.                   25,769
                                                    ------------
                                                         114,799
                                                    ------------
              AIR FREIGHT & LOGISTICS -- 0.8%
          45  C.H. Robinson Worldwide, Inc.                2,680
          58  Expeditors International of
                 Washington, Inc.                          2,556
          84  FedEx Corp.                                  9,585
         204  United Parcel Service, Inc., Class B        18,639
                                                    ------------
                                                          33,460
                                                    ------------
              AIRLINES -- 0.2%
         243  Delta Air Lines, Inc.                        5,732
         200  Southwest Airlines Co.                       2,912
                                                    ------------
                                                           8,644
                                                    ------------
              AUTO COMPONENTS -- 0.4%
          32  BorgWarner, Inc.                             3,244
          80  Delphi Automotive PLC                        4,674
          70  Goodyear Tire & Rubber (The) Co. (a)         1,572
         194  Johnson Controls, Inc.                       8,051
                                                    ------------
                                                          17,541
                                                    ------------
              AUTOMOBILES -- 0.8%
       1,115  Ford Motor Co.                              18,810
         266  General Motors Co. (a)                       9,568
          63  Harley-Davidson, Inc.                        4,047
                                                    ------------
                                                          32,425
                                                    ------------
              BEVERAGES -- 2.2%
          46  Beam, Inc.                                   2,974
          43  Brown-Forman Corp., Class B                  2,930
       1,079  Coca-Cola (The) Co.                         40,872
          70  Coca-Cola Enterprises, Inc.                  2,815
          47  Constellation Brands, Inc.,
                 Class A (a)                               2,698
          58  Dr. Pepper Snapple Group, Inc.               2,599
          45  Molson Coors Brewing Co., Class B            2,256
          38  Monster Beverage Corp. (a)                   1,985
         436  PepsiCo, Inc.                               34,662
                                                    ------------
                                                          93,791
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              BIOTECHNOLOGY -- 2.4%
          55  Alexion Pharmaceuticals, Inc. (a)     $      6,389
         213  Amgen, Inc.                                 23,843
          67  Biogen Idec, Inc. (a)                       16,131
         116  Celgene Corp. (a)                           17,856
         433  Gilead Sciences, Inc. (a)                   27,210
          22  Regeneron Pharmaceuticals, Inc. (a)          6,883
          66  Vertex Pharmaceuticals, Inc. (a)             5,004
                                                    ------------
                                                         103,316
                                                    ------------
              BUILDING PRODUCTS -- 0.1%
         101  Masco Corp.                                  2,149
                                                    ------------
              CAPITAL MARKETS -- 2.1%
          56  Ameriprise Financial, Inc.                   5,100
         326  Bank of New York Mellon (The) Corp.          9,842
          36  BlackRock, Inc.                              9,742
         327  Charles Schwab (The) Corp.                   6,913
          81  E*TRADE Financial Corp. (a)                  1,336
         115  Franklin Resources, Inc.                     5,813
         118  Goldman Sachs Group (The), Inc.             18,669
         125  Invesco Ltd.                                 3,988
          31  Legg Mason, Inc.                             1,037
         394  Morgan Stanley                              10,618
          64  Northern Trust Corp.                         3,481
         126  State Street Corp.                           8,285
          74  T. Rowe Price Group, Inc.                    5,323
                                                    ------------
                                                          90,147
                                                    ------------
              CHEMICALS -- 2.6%
          59  Air Products and Chemicals, Inc.             6,288
          19  Airgas, Inc.                                 2,015
          16  CF Industries Holdings, Inc.                 3,373
         343  Dow Chemical (The) Co.                      13,171
         261  E.I. du Pont de Nemours & Co.               15,284
          44  Eastman Chemical Co.                         3,428
          77  Ecolab, Inc.                                 7,605
          39  FMC Corp.                                    2,797
          23  International Flavors & Fragrances,
                 Inc.                                      1,893
         127  LyondellBasell Industries N.V.,
                 Class A                                   9,300
         151  Monsanto Co.                                15,760
          96  Mosaic (The) Co.                             4,130
          40  PPG Industries, Inc.                         6,682
          83  Praxair, Inc.                                9,977
          25  Sherwin-Williams (The) Co.                   4,555
          34  Sigma-Aldrich Corp.                          2,900
                                                    ------------
                                                         109,158
                                                    ------------
              COMMERCIAL BANKS -- 2.8%
         199  BB&T Corp.                                   6,716
          52  Comerica, Inc.                               2,044
         251  Fifth Third Bancorp                          4,528

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL BANKS (CONTINUED)
         235  Huntington Bancshares, Inc.           $      1,941
         258  KeyCorp                                      2,941
          37  M&T Bank Corp.                               4,141
         150  PNC Financial Services Group, Inc.          10,868
         395  Regions Financial Corp.                      3,658
         153  SunTrust Banks, Inc.                         4,960
         521  U.S. Bancorp                                19,058
       1,368  Wells Fargo & Co.                           56,526
          52  Zions Bancorporation                         1,426
                                                    ------------
                                                         118,807
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES --
                 0.5%
          57  ADT (The) Corp.                              2,318
          29  Cintas Corp.                                 1,485
          48  Iron Mountain, Inc.                          1,297
          57  Pitney Bowes, Inc.                           1,037
          77  Republic Services, Inc.                      2,569
          24  Stericycle, Inc. (a)                         2,769
         131  Tyco International Ltd.                      4,582
         123  Waste Management, Inc.                       5,072
                                                    ------------
                                                          21,129
                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 1.9%
       1,517  Cisco Systems, Inc.                         35,528
          22  F5 Networks, Inc. (a)                        1,887
          30  Harris Corp.                                 1,779
          67  JDS Uniphase Corp. (a)                         985
         143  Juniper Networks, Inc. (a)                   2,840
          67  Motorola Solutions, Inc.                     3,978
         485  QUALCOMM, Inc.                              32,670
                                                    ------------
                                                          79,667
                                                    ------------
              COMPUTERS & PERIPHERALS -- 4.0%
         257  Apple, Inc.                                122,525
         415  Dell, Inc.                                   5,715
         589  EMC Corp.                                   15,055
         544  Hewlett-Packard Co.                         11,413
          96  NetApp, Inc.                                 4,091
          68  SanDisk Corp.                                4,047
          88  Seagate Technology PLC                       3,849
          60  Western Digital Corp.                        3,804
                                                    ------------
                                                         170,499
                                                    ------------
              CONSTRUCTION & ENGINEERING -- 0.2%
          46  Fluor Corp.                                  3,264
          37  Jacobs Engineering Group, Inc. (a)           2,153
          60  Quanta Services, Inc. (a)                    1,650
                                                    ------------
                                                           7,067
                                                    ------------
              CONSTRUCTION MATERIALS -- 0.0%
          37  Vulcan Materials Co.                         1,917
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              CONSUMER FINANCE -- 1.0%
         263  American Express Co.                  $     19,862
         166  Capital One Financial Corp.                 11,411
         137  Discover Financial Services                  6,924
         123  SLM Corp.                                    3,062
                                                    ------------
                                                          41,259
                                                    ------------
              CONTAINERS & PACKAGING -- 0.2%
          28  Avery Dennison Corp.                         1,219
          41  Ball Corp.                                   1,840
          29  Bemis Co., Inc.                              1,131
          50  MeadWestvaco Corp.                           1,919
          47  Owens-Illinois, Inc. (a)                     1,411
          55  Sealed Air Corp.                             1,495
                                                    ------------
                                                           9,015
                                                    ------------
              DISTRIBUTORS -- 0.1%
          44  Genuine Parts Co.                            3,559
                                                    ------------
              DIVERSIFIED CONSUMER SERVICES --
                 0.0%
          78  H&R Block, Inc.                              2,079
                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES --
                 5.2%
       3,040  Bank of America Corp.                       41,952
         516  Berkshire Hathaway, Inc.,
                 Class B (a)                              58,571
         861  Citigroup, Inc.                             41,767
          89  CME Group, Inc.                              6,575
          21  IntercontinentalExchange, Inc. (a)           3,810
       1,065  JPMorgan Chase & Co.                        55,050
          89  Leucadia National Corp.                      2,424
          78  McGraw Hill Financial, Inc.                  5,116
          55  Moody's Corp.                                3,868
          33  NASDAQ OMX Group (The), Inc.                 1,059
          69  NYSE Euronext                                2,897
                                                    ------------
                                                         223,089
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 2.3%
       1,503  AT&T, Inc.                                  50,831
         170  CenturyLink, Inc.                            5,335
         283  Frontier Communications Corp.                1,180
         810  Verizon Communications, Inc.                37,795
         168  Windstream Holdings, Inc.                    1,344
                                                    ------------
                                                          96,485
                                                    ------------
              ELECTRIC UTILITIES -- 1.7%
         138  American Electric Power Co., Inc.            5,982
         200  Duke Energy Corp.                           13,356
          92  Edison International                         4,238
          50  Entergy Corp.                                3,160
         242  Exelon Corp.                                 7,173

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC UTILITIES (CONTINUED)
         118  FirstEnergy Corp.                     $      4,301
         120  NextEra Energy, Inc.                         9,619
          89  Northeast Utilities                          3,671
          71  Pepco Holdings, Inc.                         1,311
          31  Pinnacle West Capital Corp.                  1,697
         179  PPL Corp.                                    5,438
         247  Southern (The) Co.                          10,171
         141  Xcel Energy, Inc.                            3,893
                                                    ------------
                                                          74,010
                                                    ------------
              ELECTRICAL EQUIPMENT -- 0.8%
          69  AMETEK, Inc.                                 3,175
         134  Eaton Corp. PLC                              9,225
         202  Emerson Electric Co.                        13,069
          39  Rockwell Automation, Inc.                    4,171
          28  Roper Industries, Inc.                       3,720
                                                    ------------
                                                          33,360
                                                    ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS &
                 COMPONENTS -- 0.5%
          45  Amphenol Corp., Class A                      3,482
         413  Corning, Inc.                                6,026
          40  FLIR Systems, Inc.                           1,256
          52  Jabil Circuit, Inc.                          1,128
          39  Molex, Inc.                                  1,502
         117  TE Connectivity Ltd.                         6,058
                                                    ------------
                                                          19,452
                                                    ------------
              ENERGY EQUIPMENT & SERVICES -- 1.9%
         125  Baker Hughes, Inc.                           6,138
          70  Cameron International Corp. (a)              4,086
          20  Diamond Offshore Drilling, Inc.              1,246
          66  Ensco PLC, Class A                           3,548
          67  FMC Technologies, Inc. (a)                   3,713
         239  Halliburton Co.                             11,508
          30  Helmerich & Payne, Inc.                      2,069
          73  Nabors Industries Ltd.                       1,172
         121  National Oilwell Varco, Inc.                 9,451
          72  Noble Corp.                                  2,719
          35  Rowan Cos. PLC, Class A (a)                  1,285
         374  Schlumberger Ltd.                           33,047
                                                    ------------
                                                          79,982
                                                    ------------
              FOOD & STAPLES RETAILING -- 2.4%
         124  Costco Wholesale Corp.                      14,275
         348  CVS Caremark Corp.                          19,749
         147  Kroger (The) Co.                             5,930
          68  Safeway, Inc.                                2,175
         167  Sysco Corp.                                  5,316
         246  Walgreen Co.                                13,235
         461  Wal-Mart Stores, Inc.                       34,096

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              FOOD & STAPLES RETAILING (CONTINUED)
         105  Whole Foods Market, Inc.              $      6,142
                                                    ------------
                                                         100,918
                                                    ------------
              FOOD PRODUCTS -- 1.6%
         187  Archer-Daniels-Midland Co.                   6,889
          51  Campbell Soup Co.                            2,076
         119  ConAgra Foods, Inc.                          3,611
         182  General Mills, Inc.                          8,721
          42  Hershey (The) Co.                            3,885
          38  Hormel Foods Corp.                           1,601
          30  J.M. Smucker (The) Co.                       3,151
          73  Kellogg Co.                                  4,287
         169  Kraft Foods Group, Inc.                      8,862
          37  McCormick & Co., Inc.                        2,394
          57  Mead Johnson Nutrition Co.                   4,233
         504  Mondelez International, Inc.,
                 Class A                                  15,836
          79  Tyson Foods, Inc., Class A                   2,234
                                                    ------------
                                                          67,780
                                                    ------------
              GAS UTILITIES -- 0.1%
          34  AGL Resources, Inc.                          1,565
          58  ONEOK, Inc.                                  3,093
                                                    ------------
                                                           4,658
                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES --
                 2.0%
         440  Abbott Laboratories                         14,604
         154  Baxter International, Inc.                  10,116
          55  Becton, Dickinson & Co.                      5,501
         380  Boston Scientific Corp. (a)                  4,461
          22  C. R. Bard, Inc.                             2,534
          61  CareFusion Corp. (a)                         2,251
         130  Covidien PLC                                 7,922
          40  DENTSPLY International, Inc.                 1,736
          32  Edwards Lifesciences Corp. (a)               2,228
          11  Intuitive Surgical, Inc. (a)                 4,139
         282  Medtronic, Inc.                             15,017
          81  St. Jude Medical, Inc.                       4,345
          83  Stryker Corp.                                5,610
          30  Varian Medical Systems, Inc. (a)             2,242
          48  Zimmer Holdings, Inc.                        3,943
                                                    ------------
                                                          86,649
                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES --
                 2.0%
         105  Aetna, Inc.                                  6,722
          65  AmerisourceBergen Corp.                      3,971
          96  Cardinal Health, Inc.                        5,006
          80  Cigna Corp.                                  6,149
          50  DaVita HealthCare Partners, Inc. (a)         2,845
         230  Express Scripts Holding Co. (a)             14,209
          44  Humana, Inc.                                 4,107
          25  Laboratory Corp. of America
                 Holdings (a)                              2,478

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
          65  McKesson Corp.                        $      8,340
          24  Patterson Cos., Inc.                           965
          43  Quest Diagnostics, Inc.                      2,657
          29  Tenet Healthcare Corp. (a)                   1,195
         288  UnitedHealth Group, Inc.                    20,624
          85  WellPoint, Inc.                              7,107
                                                    ------------
                                                          86,375
                                                    ------------
              HEALTH CARE TECHNOLOGY -- 0.1%
          84  Cerner Corp. (a)                             4,414
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 1.8%
         124  Carnival Corp.                               4,047
           9  Chipotle Mexican Grill, Inc. (a)             3,858
          37  Darden Restaurants, Inc.                     1,713
          74  International Game Technology                1,401
          64  Marriott International, Inc.,
                 Class A                                   2,692
         283  McDonald's Corp.                            27,227
         213  Starbucks Corp.                             16,395
          55  Starwood Hotels & Resorts Worldwide,
                 Inc.                                      3,655
          38  Wyndham Worldwide Corp.                      2,317
          23  Wynn Resorts Ltd.                            3,634
         126  Yum! Brands, Inc.                            8,995
                                                    ------------
                                                          75,934
                                                    ------------
              HOUSEHOLD DURABLES -- 0.3%
          80  D.R. Horton, Inc.                            1,554
          35  Garmin Ltd.                                  1,582
          19  Harman International Industries,
                 Inc.                                      1,258
          40  Leggett & Platt, Inc.                        1,206
          47  Lennar Corp., Class A                        1,664
          82  Newell Rubbermaid, Inc.                      2,255
          99  PulteGroup, Inc.                             1,633
          22  Whirlpool Corp.                              3,222
                                                    ------------
                                                          14,374
                                                    ------------
              HOUSEHOLD PRODUCTS -- 2.0%
          37  Clorox (The) Co.                             3,023
         249  Colgate-Palmolive Co.                       14,766
         108  Kimberly-Clark Corp.                        10,176
         775  Procter & Gamble (The) Co.                  58,582
                                                    ------------
                                                          86,547
                                                    ------------
              INDEPENDENT POWER PRODUCERS & ENERGY
                 TRADERS -- 0.1%
         174  AES (The) Corp.                              2,313
          91  NRG Energy, Inc.                             2,487
                                                    ------------
                                                           4,800
                                                    ------------
              INDUSTRIAL CONGLOMERATES -- 2.4%
         184  3M Co.                                      21,972


SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (CONTINUED)
         169  Danaher Corp.                         $     11,715
       2,882  General Electric Co.                        68,851
                                                    ------------
                                                         102,538
                                                    ------------
              INSURANCE -- 3.0%
          96  ACE Ltd.                                     8,982
         132  Aflac, Inc.                                  8,183
         131  Allstate (The) Corp.                         6,622
         418  American International Group, Inc.          20,327
          87  Aon PLC                                      6,476
          21  Assurant, Inc.                               1,136
          72  Chubb (The) Corp.                            6,427
          42  Cincinnati Financial Corp.                   1,981
         140  Genworth Financial, Inc.,
                 Class A (a)                               1,791
         129  Hartford Financial Services Group
                 (The), Inc.                               4,015
          75  Lincoln National Corp.                       3,149
          87  Loews Corp.                                  4,066
         156  Marsh & McLennan Cos., Inc.                  6,794
         317  MetLife, Inc.                               14,883
          77  Principal Financial Group, Inc.              3,297
         157  Progressive (The) Corp.                      4,275
         132  Prudential Financial, Inc.                  10,293
          26  Torchmark Corp.                              1,881
         106  Travelers (The) Cos., Inc.                   8,986
          75  Unum Group                                   2,283
          81  XL Group PLC                                 2,496
                                                    ------------
                                                         128,343
                                                    ------------
              INTERNET & CATALOG RETAIL -- 1.3%
         105  Amazon.com, Inc. (a)                        32,827
          30  Expedia, Inc.                                1,554
          17  Netflix, Inc. (a)                            5,257
          15  priceline.com, Inc. (a)                     15,164
          32  TripAdvisor, Inc. (a)                        2,427
                                                    ------------
                                                          57,229
                                                    ------------
              INTERNET SOFTWARE & SERVICES -- 2.4%
          50  Akamai Technologies, Inc. (a)                2,585
         330  eBay, Inc. (a)                              18,410
          79  Google, Inc., Class A (a)                   69,197
          38  Verisign, Inc. (a)                           1,934
         269  Yahoo!, Inc. (a)                             8,920
                                                    ------------
                                                         101,046
                                                    ------------
              IT SERVICES -- 3.6%
         183  Accenture PLC, Class A                      13,476
         137  Automatic Data Processing, Inc.              9,916
          85  Cognizant Technology Solutions
                 Corp., Class A (a)                        6,980
          42  Computer Sciences Corp.                      2,173

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              IT SERVICES (CONTINUED)
          83  Fidelity National Information
                 Services, Inc.                     $      3,854
          37  Fiserv, Inc. (a)                             3,739
         291  International Business Machines
                 Corp.                                    53,887
          29  MasterCard, Inc., Class A                   19,511
          92  Paychex, Inc.                                3,739
          46  Teradata Corp. (a)                           2,550
          47  Total System Services, Inc.                  1,383
         146  Visa, Inc., Class A                         27,901
         156  Western Union Co.                            2,911
                                                    ------------
                                                         152,020
                                                    ------------
              LEISURE EQUIPMENT & PRODUCTS -- 0.1%
          33  Hasbro, Inc.                                 1,556
          98  Mattel, Inc.                                 4,102
                                                    ------------
                                                           5,658
                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES --
                 0.5%
          94  Agilent Technologies, Inc.                   4,818
          49  Life Technologies Corp. (a)                  3,667
          32  PerkinElmer, Inc.                            1,208
         102  Thermo Fisher Scientific, Inc.               9,399
          24  Waters Corp. (a)                             2,549
                                                    ------------
                                                          21,641
                                                    ------------
              MACHINERY -- 1.8%
         180  Caterpillar, Inc.                           15,007
          49  Cummins, Inc.                                6,511
         108  Deere & Co.                                  8,790
          48  Dover Corp.                                  4,312
          40  Flowserve Corp.                              2,496
         117  Illinois Tool Works, Inc.                    8,923
          77  Ingersoll-Rand PLC                           5,000
          30  Joy Global, Inc.                             1,531
         100  PACCAR, Inc.                                 5,566
          32  Pall Corp.                                   2,465
          42  Parker Hannifin Corp.                        4,566
          56  Pentair Ltd.                                 3,637
          16  Snap-on, Inc.                                1,592
          45  Stanley Black & Decker, Inc.                 4,076
          52  Xylem, Inc.                                  1,452
                                                    ------------
                                                          75,924
                                                    ------------
              MEDIA -- 3.7%
          61  Cablevision Systems Corp., Class A           1,027
         159  CBS Corp., Class B                           8,771
         740  Comcast Corp., Class A                      33,411
         144  DIRECTV (a)                                  8,604
          65  Discovery Communications, Inc.,
                 Class A (a)                               5,487
          65  Gannett Co., Inc.                            1,741


SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              MEDIA (CONTINUED)
         119  Interpublic Group of Cos. (The),
                 Inc.                               $      2,045
         141  News Corp., Class A (a)                      2,265
          73  Omnicom Group, Inc.                          4,631
          31  Scripps Networks Interactive,
                 Class A                                   2,421
          81  Time Warner Cable, Inc.                      9,040
         260  Time Warner, Inc.                           17,111
         562  Twenty-First Century Fox, Inc.              18,827
         123  Viacom, Inc., Class B                       10,280
         470  Walt Disney (The) Co.                       30,310
           1  Washington Post (The) Co., Class B             611
                                                    ------------
                                                         156,582
                                                    ------------
              METALS & MINING -- 0.5%
         303  Alcoa, Inc.                                  2,460
          31  Allegheny Technologies, Inc.                   946
          43  Cliffs Natural Resources, Inc.                 882
         294  Freeport-McMoRan Copper & Gold, Inc.         9,726
         141  Newmont Mining Corp.                         3,962
          90  Nucor Corp.                                  4,412
          41  United States Steel Corp.                      844
                                                    ------------
                                                          23,232
                                                    ------------
              MULTILINE RETAIL -- 0.8%
          84  Dollar General Corp. (a)                     4,743
          63  Dollar Tree, Inc. (a)                        3,601
          27  Family Dollar Stores, Inc.                   1,945
          54  J. C. Penney Co., Inc. (a)                     476
          58  Kohl's Corp.                                 3,001
         106  Macy's, Inc.                                 4,587
          41  Nordstrom, Inc.                              2,304
         179  Target Corp.                                11,452
                                                    ------------
                                                          32,109
                                                    ------------
              MULTI-UTILITIES -- 1.2%
          69  Ameren Corp.                                 2,404
         121  CenterPoint Energy, Inc.                     2,900
          75  CMS Energy Corp.                             1,974
          83  Consolidated Edison, Inc.                    4,577
         164  Dominion Resources, Inc.                    10,247
          50  DTE Energy Co.                               3,299
          23  Integrys Energy Group, Inc.                  1,286
          88  NiSource, Inc.                               2,718
         126  PG&E Corp.                                   5,156
         143  Public Service Enterprise Group,
                 Inc.                                      4,709
          40  SCANA Corp.                                  1,842
          64  Sempra Energy                                5,478
          58  TECO Energy, Inc.                              959
          64  Wisconsin Energy Corp.                       2,584
                                                    ------------
                                                          50,133
                                                    ------------
              OFFICE ELECTRONICS -- 0.1%
         328  Xerox Corp.                                  3,375
                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS -- 8.5%
         142  Anadarko Petroleum Corp.              $     13,205
         114  Apache Corp.                                 9,706
         119  Cabot Oil & Gas Corp.                        4,441
         143  Chesapeake Energy Corp.                      3,701
         547  Chevron Corp.                               66,461
         346  ConocoPhillips                              24,050
          65  CONSOL Energy, Inc.                          2,187
         106  Denbury Resources, Inc. (a)                  1,951
         108  Devon Energy Corp.                           6,238
          77  EOG Resources, Inc.                         13,035
          43  EQT Corp.                                    3,815
       1,246  Exxon Mobil Corp.                          107,206
          82  Hess Corp.                                   6,342
         191  Kinder Morgan, Inc.                          6,794
         201  Marathon Oil Corp.                           7,011
          89  Marathon Petroleum Corp.                     5,725
          50  Murphy Oil Corp.                             3,016
          38  Newfield Exploration Co. (a)                 1,040
         102  Noble Energy, Inc.                           6,835
         228  Occidental Petroleum Corp.                  21,327
          76  Peabody Energy Corp.                         1,311
         173  Phillips 66                                 10,003
          39  Pioneer Natural Resources Co.                7,363
          51  QEP Resources, Inc.                          1,412
          46  Range Resources Corp.                        3,491
          99  Southwestern Energy Co. (a)                  3,602
         189  Spectra Energy Corp.                         6,469
          38  Tesoro Corp.                                 1,671
         153  Valero Energy Corp.                          5,225
         193  Williams (The) Cos., Inc.                    7,017
          57  WPX Energy, Inc. (a)                         1,098
                                                    ------------
                                                         362,748
                                                    ------------
              PAPER & FOREST PRODUCTS -- 0.1%
         126  International Paper Co.                      5,645
                                                    ------------
              PERSONAL PRODUCTS -- 0.2%
         123  Avon Products, Inc.                          2,534
          72  Estee Lauder (The) Cos., Inc.,
                 Class A                                   5,033
                                                    ------------
                                                           7,567
                                                    ------------
              PHARMACEUTICALS -- 5.8%
         449  AbbVie, Inc.                                20,084
          38  Actavis, Inc. (a)                            5,472
          84  Allergan, Inc.                               7,598
         466  Bristol-Myers Squibb Co.                    21,566
         281  Eli Lilly & Co.                             14,143
          67  Forest Laboratories, Inc. (a)                2,867
          47  Hospira, Inc. (a)                            1,843
         798  Johnson & Johnson                           69,179
         828  Merck & Co., Inc.                           39,421

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              PHARMACEUTICALS (CONTINUED)
         108  Mylan, Inc. (a)                       $      4,122
          27  Perrigo Co.                                  3,331
       1,874  Pfizer, Inc.                                53,803
         142  Zoetis, Inc.                                 4,419
                                                    ------------
                                                         247,848
                                                    ------------
              PROFESSIONAL SERVICES -- 0.2%
          11  Dun & Bradstreet (The) Corp.                 1,142
          34  Equifax, Inc.                                2,035
          61  Nielsen Holdings N.V.                        2,224
          39  Robert Half International, Inc.              1,522
                                                    ------------
                                                           6,923
                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS --
                 1.9%
         112  American Tower Corp.                         8,303
          41  Apartment Investment & Management
                 Co., Class A                              1,145
          34  AvalonBay Communities, Inc.                  4,321
          43  Boston Properties, Inc.                      4,597
          95  Equity Residential                           5,089
         129  HCP, Inc.                                    5,283
          81  Health Care REIT, Inc.                       5,053
         212  Host Hotels & Resorts, Inc.                  3,746
         116  Kimco Realty Corp.                           2,341
          40  Macerich (The) Co.                           2,258
          46  Plum Creek Timber Co., Inc.                  2,154
         141  Prologis, Inc.                               5,304
          41  Public Storage                               6,583
          88  Simon Property Group, Inc.                  13,044
          83  Ventas, Inc.                                 5,104
          49  Vornado Realty Trust                         4,119
         165  Weyerhaeuser Co.                             4,724
                                                    ------------
                                                          83,168
                                                    ------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT
                 -- 0.0%
          78  CBRE Group, Inc., Class A (a)                1,804
                                                    ------------
              ROAD & RAIL -- 0.9%
         288  CSX Corp.                                    7,413
          31  Kansas City Southern                         3,390
          88  Norfolk Southern Corp.                       6,807
          15  Ryder System, Inc.                             895
         131  Union Pacific Corp.                         20,350
                                                    ------------
                                                          38,855
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 2.0%
          90  Altera Corp.                                 3,344
          88  Analog Devices, Inc.                         4,140
         340  Applied Materials, Inc.                      5,964
         156  Broadcom Corp., Class A                      4,058

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2013 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
          20  First Solar, Inc. (a)                 $        804
       1,410  Intel Corp.                                 32,317
          47  KLA-Tencor Corp.                             2,860
          46  Lam Research Corp. (a)                       2,355
          66  Linear Technology Corp.                      2,618
         155  LSI Corp.                                    1,212
          56  Microchip Technology, Inc.                   2,256
         294  Micron Technology, Inc. (a)                  5,136
         164  NVIDIA Corp.                                 2,552
          54  Teradyne, Inc. (a)                             892
         312  Texas Instruments, Inc.                     12,564
          75  Xilinx, Inc.                                 3,515
                                                    ------------
                                                          86,587
                                                    ------------
              SOFTWARE -- 3.4%
         132  Adobe Systems, Inc. (a)                      6,856
          63  Autodesk, Inc. (a)                           2,594
          93  CA, Inc.                                     2,759
          53  Citrix Systems, Inc. (a)                     3,742
          87  Electronic Arts, Inc. (a)                    2,223
          84  Intuit, Inc.                                 5,570
       2,145  Microsoft Corp.                             71,450
       1,009  Oracle Corp.                                33,469
          54  Red Hat, Inc. (a)                            2,492
         155  Salesforce.com, Inc. (a)                     8,046
         198  Symantec Corp.                               4,900
                                                    ------------
                                                         144,101
                                                    ------------
              SPECIALTY RETAIL -- 2.3%
          22  Abercrombie & Fitch Co., Class A               778
          18  AutoNation, Inc. (a)                           939
          10  AutoZone, Inc. (a)                           4,227
          62  Bed Bath & Beyond, Inc. (a)                  4,796
          76  Best Buy Co., Inc.                           2,850
          63  CarMax, Inc. (a)                             3,054
          33  GameStop Corp., Class A                      1,638
          78  Gap (The), Inc.                              3,142
         405  Home Depot (The), Inc.                      30,719
          69  L Brands, Inc.                               4,216
         298  Lowe's Cos., Inc.                           14,188
          31  O'Reilly Automotive, Inc. (a)                3,955
          29  PetSmart, Inc.                               2,212
          61  Ross Stores, Inc.                            4,441
         187  Staples, Inc.                                2,740
          31  Tiffany & Co.                                2,375
         202  TJX (The) Cos., Inc.                        11,391
          31  Urban Outfitters, Inc. (a)                   1,140
                                                    ------------
                                                          98,801
                                                    ------------
              TEXTILES, APPAREL & LUXURY GOODS --
                 0.7%
          80  Coach, Inc.                                  4,362
          14  Fossil Group, Inc. (a)                       1,627

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              TEXTILES, APPAREL & LUXURY GOODS
                 (CONTINUED)
         212  NIKE, Inc., Class B                   $     15,400
          23  PVH Corp.                                    2,730
          17  Ralph Lauren Corp.                           2,801
          25  VF Corp.                                     4,976
                                                    ------------
                                                          31,896
                                                    ------------
              THRIFTS & MORTGAGE FINANCE -- 0.1%
         135  Hudson City Bancorp, Inc.                    1,222
          91  People's United Financial, Inc.              1,308
                                                    ------------
                                                           2,530
                                                    ------------
              TOBACCO -- 1.6%
         567  Altria Group, Inc.                          19,477
         106  Lorillard, Inc.                              4,747
         458  Philip Morris International, Inc.           39,658
          90  Reynolds American, Inc.                      4,390
                                                    ------------
                                                          68,272
                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS --
                 0.2%
          77  Fastenal Co.                                 3,869
          18  W.W. Grainger, Inc.                          4,711
                                                    ------------
                                                           8,580
                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES
                 -- 0.1%
          83  Crown Castle International Corp. (a)         6,061
                                                    ------------
              TOTAL COMMON STOCKS -- 99.2%             4,230,471
              (Cost $3,710,139)

 CONTRACTS
------------
              OPTIONS PURCHASED -- 0.9%
              CALL OPTIONS
         670  VIX US, expiring 10/16/2013,
                 Strike Price $19 (a)                     40,200
              (Cost $44,244)                        ------------

              TOTAL INVESTMENTS -- 100.1%              4,270,671
              (Cost $3,754,383) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.1)%                    (4,939)
                                                    ------------
              NET ASSETS -- 100.0%                  $  4,265,732
                                                    ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $587,275 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $70,987.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*        $  4,230,471    $        --    $        --
Options Purchased           40,200             --             --
                      ------------------------------------------
Total Investments     $  4,270,671    $        --    $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

      First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (The NASDAQ(R)
         Stock Market, LLC ("NASDAQ") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ
         ticker "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
         "QABA")
      First Trust CBOE S&P 500 VIX Tail Hedge Fund - (NYSE Arca ticker "VIXH")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the midpoint between the bid and the asked price, if available, and otherwise at the closing bid prices.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and futures contracts are valued at the midpoint between the bid and the asked price, if available, and otherwise at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2013 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2013, is included with each Fund's Portfolio of Investments.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2013 (UNAUDITED)

B. CALL OPTIONS

The First Trust CBOE S&P 500 VIX Tail Hedge Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, the Fund may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When the Fund purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If the Fund elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. The Fund, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2013, QQEW, QQXT, QCLN, FCG and FNI had securities in the securities lending program.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2013 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2013 (UNAUDITED)


                             LICENSING INFORMATION

NASDAQ(R) , NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and the First Trust NASDAQ-100-Technology Sector Index(SM) Fund have not been passed on by the Corporations as to their legality or suitability. These Funds are not issued, endorsed, sold, or promoted by the Corporations and should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund is not issued, endorsed, sold, or promoted by the Corporations and should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The First Trust NASDAQ(R) ABA Community Bank Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

"International Securities Exchange(R)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each of the First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC ("SPDJI"), and has been licensed for use. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The First Trust S&P REIT Index Fund, based on S&P REIT Index, is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

"S&P(R)" is a registered trademark of Standard and Poor's Financial Services LLC ("SPFS"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC. "S&P 500(R)" is a registered trademark of SPFS; "CBOE(R)", "Chicago Board Options Exchange(R)", "CBOE Volatility Index(R)" and "VIX(R)" are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. The fund is not sponsored, endorsed, sold or promoted, by S&P Dow Jones Indices LLC, Dow Jones, SPFS, CBOE or their respective affiliates or CBOE.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Exchange-Traded Fund
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     ------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2013
     ------------------------

* Print the name and title of each signing officer under his or her signature.